UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 81121991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 29, 2012

1.902944.102

SAI-COR-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.2%
Autoliv, Inc.	18,000	$ 1,198,800
Johnson Controls, Inc.	151,300	4,936,919
Lear Corp.	93,220	4,214,476
Modine Manufacturing Co. (a)	62,600	568,408
Nokian Tyres PLC	21,100	936,325
Stoneridge, Inc. (a)	27,500	265,925
Tenneco, Inc. (a)	48,700	1,874,950
TRW Automotive Holdings Corp. (a)	89,500	4,093,730
		18,089,533
Automobiles - 0.2%
Ford Motor Co.	793,130	9,818,949
General Motors Co. (a)	210,400	5,474,608
Harley-Davidson, Inc.	85,200	3,968,616
Honda Motor Co. Ltd.	12,900	495,430
Winnebago Industries, Inc. (a)	136,200	1,214,904
		20,972,507
Distributors - 0.0%
Silver Base Group Holdings Ltd.	714,000	536,690
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	77,800	1,022,415
DeVry, Inc.	20,500	728,365
H&R Block, Inc.	112,900	1,840,270
Service Corp. International	23,400	265,356
Stewart Enterprises, Inc. Class A	118,200	735,204
Weight Watchers International, Inc.	10,500	818,790
		5,410,400
Hotels, Restaurants & Leisure - 1.1%
Accor SA	32,600	1,146,545
Bravo Brio Restaurant Group, Inc. (a)	29,800	574,544
Brinker International, Inc.	94,300	2,601,737
Carnival Corp. unit	439,360	13,308,214
Chipotle Mexican Grill, Inc. (a)	13,400	5,228,948
Club Mediterranee SA (a)	57,258	1,212,838
Darden Restaurants, Inc.	8,500	433,415
Denny's Corp. (a)	310,500	1,288,575
DineEquity, Inc. (a)	30,500	1,628,090
Dunkin' Brands Group, Inc. (a)	15,395	447,071
Home Inns & Hotels Management, Inc. sponsored ADR (a)	9,216	282,839
Hyatt Hotels Corp. Class A (a)	82,990	3,436,616
International Game Technology	58,700	881,674
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Las Vegas Sands Corp.	169,400	$ 9,420,334
Marriott International, Inc. Class A	82,400	2,907,072
McDonald's Corp.	186,710	18,536,569
Red Robin Gourmet Burgers, Inc. (a)	6,500	223,665
Sands China Ltd.	217,600	817,813
Spur Corp. Ltd.	182,900	373,956
Starbucks Corp.	249,800	12,130,288
Starwood Hotels & Resorts Worldwide, Inc.	54,000	2,910,600
Texas Roadhouse, Inc. Class A	72,100	1,206,233
WMS Industries, Inc. (a)	73,100	1,610,393
Wynn Resorts Ltd.	8,300	983,882
Yum! Brands, Inc.	123,100	8,154,144
		91,746,055
Household Durables - 0.1%
Harman International Industries, Inc.	71,100	3,493,143
Lennar Corp. Class A	91,400	2,136,932
Newell Rubbermaid, Inc.	58,300	1,066,890
PulteGroup, Inc. (a)	82,300	725,886
Standard Pacific Corp. (a)	290,000	1,270,200
Techtronic Industries Co. Ltd.	651,500	787,905
		9,480,956
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	105,000	18,867,450
Groupon, Inc. Class A (a)	92,500	1,823,638
Liberty Media Corp. Interactive Series A (a)	226,200	4,243,512
Netflix, Inc. (a)	31,200	3,454,776
Priceline.com, Inc. (a)	19,000	11,913,380
Start Today Co. Ltd.	2,000	36,484
		40,339,240
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	159,800	5,644,136
Summer Infant, Inc. (a)	41,000	245,590
		5,889,726
Media - 1.5%
Aegis Group PLC	183,900	505,231
Antena 3 de Television SA	127,600	764,949
Comcast Corp.:
Class A	700,600	20,583,628
Class A (special) (non-vtg.)	917,695	26,236,900
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV (a)	116,900	$ 5,414,808
Discovery Communications, Inc. Class C (non-vtg.) (a)	102,600	4,458,996
DISH Network Corp. Class A	42,600	1,242,642
McGraw-Hill Companies, Inc.	191,580	8,916,133
MDC Partners, Inc. Class A (sub. vtg.)	88,200	1,139,544
Mood Media Corp. (a)	84,700	287,568
Omnicom Group, Inc.	86,400	4,271,616
The Walt Disney Co.	506,900	21,284,731
Time Warner Cable, Inc.	78,700	6,244,058
Time Warner, Inc.	339,600	12,636,516
Viacom, Inc. Class B (non-vtg.)	252,005	12,000,478
		125,987,798
Multiline Retail - 0.8%
Dollar General Corp. (a)	171,200	7,200,672
JCPenney Co., Inc.	82,900	3,282,840
Kohl's Corp.	232,800	11,565,504
Macy's, Inc.	907,737	34,466,774
Marisa Lojas SA	45,000	601,590
PPR SA	7,500	1,274,915
Target Corp.	180,400	10,226,876
		68,619,171
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	36,400	3,107,468
American Eagle Outfitters, Inc.	62,700	911,658
Ascena Retail Group, Inc. (a)	17,100	660,060
AutoZone, Inc. (a)	153,547	57,500,281
Bed Bath & Beyond, Inc. (a)	69,100	4,128,034
Big 5 Sporting Goods Corp.	38,700	301,473
CarMax, Inc. (a)	362,230	11,116,839
Casual Male Retail Group, Inc. (a)	102,200	321,930
Charming Shoppes, Inc. (a)	27,900	157,635
Citi Trends, Inc. (a)	27,800	301,352
Collective Brands, Inc. (a)	63,700	1,147,874
Express, Inc. (a)	61,500	1,463,700
Fast Retailing Co. Ltd.	3,100	641,774
Foot Locker, Inc.	44,300	1,292,231
Foschini Ltd.	51,200	805,569
GameStop Corp. Class A	11,700	266,526
GOME Electrical Appliances Holdings Ltd.	370,000	113,059
Guess?, Inc.	24,800	859,320
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Hengdeli Holdings Ltd.	1,468,000	$ 634,056
Home Depot, Inc.	1,216,283	57,858,582
Limited Brands, Inc.	19,400	902,682
Lowe's Companies, Inc.	1,603,265	45,500,661
Lumber Liquidators Holdings, Inc. (a)	34,300	750,827
MarineMax, Inc. (a)	65,900	532,472
OfficeMax, Inc. (a)	120,700	675,920
Ross Stores, Inc.	435,280	23,213,482
rue21, Inc. (a)	25,900	691,012
SuperGroup PLC (a)	148,406	1,286,659
TJX Companies, Inc.	949,442	34,759,072
		251,902,208
Textiles, Apparel & Luxury Goods - 0.3%
Bosideng International Holdings Ltd.	1,850,000	577,223
Coach, Inc.	116,700	8,733,828
Deckers Outdoor Corp. (a)	11,700	874,692
G-III Apparel Group Ltd. (a)	55,300	1,378,076
NIKE, Inc. Class B	86,100	9,291,912
PVH Corp.	25,900	2,201,759
VF Corp.	4,300	628,015
		23,685,505
TOTAL CONSUMER DISCRETIONARY		662,659,789
CONSUMER STAPLES - 5.6%
Beverages - 1.1%
Carlsberg A/S Series B	10,000	787,149
Coca-Cola Enterprises, Inc.	264,500	7,644,050
Cott Corp. (a)	118,500	775,911
Dr Pepper Snapple Group, Inc.	249,470	9,492,334
Grupo Modelo SAB de CV Series C	228,300	1,494,208
Molson Coors Brewing Co. Class B	313,750	13,786,175
PepsiCo, Inc.	442,200	27,832,068
The Coca-Cola Co.	496,100	34,657,546
		96,469,441
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	770,000	34,727,000
Drogasil SA	84,700	824,585
Eurocash SA	71,300	736,150
Kroger Co.	267,700	6,368,583
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sysco Corp.	290,100	$ 8,534,742
The Pantry, Inc. (a)	29,700	369,171
Wal-Mart Stores, Inc.	742,355	43,858,333
Walgreen Co.	39,199	1,299,839
Whole Foods Market, Inc.	107,200	8,655,328
		105,373,731
Food Products - 1.5%
Archer Daniels Midland Co.	116,800	3,644,160
Biostime International Holdings Ltd.	118,000	226,990
Calbee, Inc.	4,900	229,042
Danone	20,000	1,352,982
Flowers Foods, Inc.	24,410	467,207
General Mills, Inc.	302,450	11,586,860
Green Mountain Coffee Roasters, Inc. (a)	29,963	1,946,696
Kellogg Co.	155,000	8,114,250
Kraft Foods, Inc. Class A	2,161,473	82,287,277
Mead Johnson Nutrition Co. Class A	40,020	3,111,555
Ralcorp Holdings, Inc. (a)	98,960	7,382,416
Sara Lee Corp.	71,900	1,455,975
Shenguan Holdings Group Ltd.	1,464,000	873,934
The J.M. Smucker Co.	56,110	4,226,205
		126,905,549
Household Products - 0.9%
Colgate-Palmolive Co.	96,264	8,969,880
Energizer Holdings, Inc. (a)	157,930	12,073,749
Kimberly-Clark Corp.	40,700	2,966,216
Procter & Gamble Co.	757,800	51,166,656
Reckitt Benckiser Group PLC	700	38,752
Spectrum Brands Holdings, Inc. (a)	20,400	579,768
Unicharm Corp.	25,600	1,324,165
		77,119,186
Personal Products - 0.1%
Avon Products, Inc.	276,600	5,169,654
Estee Lauder Companies, Inc. Class A	6,400	374,656
Hengan International Group Co. Ltd.	70,000	635,822
		6,180,132
Tobacco - 0.7%
Altria Group, Inc.	311,400	9,373,140
British American Tobacco PLC (United Kingdom)	25,700	1,296,238
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Imperial Tobacco Group PLC	32,144	$ 1,273,765
Japan Tobacco, Inc.	378	2,008,685
Philip Morris International, Inc.	501,010	41,844,355
		55,796,183
TOTAL CONSUMER STAPLES		467,844,222
ENERGY - 8.2%
Energy Equipment & Services - 1.5%
Aker Solutions ASA	117,600	2,039,464
Baker Hughes, Inc.	195,461	9,827,779
BW Offshore Ltd.	571,116	837,721
Cal Dive International, Inc. (a)	145,900	423,110
Cameron International Corp. (a)	85,900	4,785,489
Cathedral Energy Services Ltd.	119,300	934,244
Ensco International Ltd. ADR	13,400	781,220
Essential Energy Services Ltd. (a)	411,600	1,201,964
FMC Technologies, Inc. (a)	85,500	4,311,765
Halliburton Co.	511,010	18,697,856
Hornbeck Offshore Services, Inc. (a)	24,265	988,799
ION Geophysical Corp. (a)	181,900	1,302,404
McDermott International, Inc. (a)	176,000	2,298,560
National Oilwell Varco, Inc.	123,910	10,226,292
Noble Corp.	145,500	5,846,190
Saipem SpA	29,816	1,508,202
Schlumberger Ltd.	724,503	56,228,678
TETRA Technologies, Inc. (a)	57,500	522,675
Transocean Ltd. (United States)	32,300	1,722,882
Trinidad Drilling Ltd.	21,100	165,235
Tuscany International Drilling, Inc. (a)	68,600	58,920
Unit Corp. (a)	15,600	742,092
Vantage Drilling Co. (a)	520,700	682,117
Weatherford International Ltd. (a)	66,500	1,062,670
Xtreme Coil Drilling Corp. (a)	160,200	477,532
		127,673,860
Oil, Gas & Consumable Fuels - 6.7%
Alpha Natural Resources, Inc. (a)	40,600	753,536
Americas Petrogas, Inc. (a)	217,300	950,749
Americas Petrogas, Inc. (e)	247,000	1,080,695
Amyris, Inc. (a)	66,400	357,232
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.	510,147	$ 42,913,566
Apache Corp.	89,787	9,690,711
Arch Coal, Inc.	80,800	1,096,456
Bonavista Energy Corp.	1,400	32,537
Bonavista Energy Corp. (e)	14,100	327,692
BP PLC sponsored ADR	8,166	385,109
BPZ Energy, Inc. (a)	212,400	681,804
C&C Energia Ltd. (a)	9,500	80,923
Cabot Oil & Gas Corp.	12,000	418,560
Chevron Corp.	800,220	87,320,006
Cimarex Energy Co.	44,000	3,549,480
Concho Resources, Inc. (a)	16,800	1,794,912
ConocoPhillips	1,140,539	87,308,260
CONSOL Energy, Inc.	81,300	2,912,166
Crown Point Ventures Ltd. (a)	87,400	112,159
CVR Energy, Inc. (a)	102,800	2,797,188
Denbury Resources, Inc. (a)	53,300	1,061,203
Devon Energy Corp.	395,535	28,996,671
Double Eagle Petroleum Co. (a)	88,100	598,199
El Paso Corp.	285,000	7,925,850
EOG Resources, Inc.	114,231	13,006,342
EQT Corp.	46,900	2,486,638
EV Energy Partners LP	12,542	892,238
Exxon Mobil Corp.	952,008	82,348,692
Gran Tierra Energy, Inc. (Canada) (a)	138,700	805,866
Gulfport Energy Corp. (a)	33,500	1,126,270
Hess Corp.	116,000	7,530,720
HollyFrontier Corp.	91,800	2,995,434
Inergy Midstream LP	29,600	627,224
InterOil Corp. (a)	29,000	1,742,900
Kinder Morgan Holding Co. LLC	71,730	2,527,765
Kodiak Oil & Gas Corp. (a)	9,000	87,210
Kosmos Energy Ltd.	40,500	567,405
Marathon Oil Corp.	51,700	1,752,113
Marathon Petroleum Corp.	954,011	39,639,157
Murphy Oil Corp.	99,900	6,387,606
Newfield Exploration Co. (a)	117,100	4,215,600
Nexen, Inc.	40,500	825,428
Niko Resources Ltd.	15,200	718,032
Noble Energy, Inc.	54,070	5,279,936
Northern Oil & Gas, Inc. (a)	136,500	3,236,415
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	397,990	$ 41,538,216
OGX Petroleo e Gas Participacoes SA (a)	77,500	767,126
Painted Pony Petroleum Ltd. Class A (a)	20,400	184,077
Paladin Energy Ltd. (Australia) (a)	603,290	1,209,718
Pan Orient Energy Corp. (a)	79,600	337,012
Peabody Energy Corp.	122,900	4,286,752
Pioneer Natural Resources Co.	99,936	10,956,983
Plains Exploration & Production Co. (a)	17,500	771,225
Range Resources Corp.	12,700	808,736
Resolute Energy Corp. (a)	99,600	1,111,536
Royal Dutch Shell PLC Class A sponsored ADR	17,100	1,249,839
SM Energy Co.	9,600	755,712
Southwestern Energy Co. (a)	169,400	5,600,364
Spectra Energy Corp.	316,000	9,916,080
Suncor Energy, Inc.	23,000	827,828
TAG Oil Ltd. (a)	115,400	1,033,137
Targa Resources Corp.	13,600	604,248
Tesoro Corp. (a)	74,100	1,965,873
Valero Energy Corp.	201,600	4,937,184
Voyager Oil & Gas, Inc. (a)	303,000	981,720
Whiting Petroleum Corp. (a)	40,500	2,374,920
Williams Companies, Inc.	317,833	9,496,850
WPX Energy, Inc.	120,133	2,181,615
		565,841,406
TOTAL ENERGY		693,515,266
FINANCIALS - 8.4%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	303,400	16,917,584
Ashmore Group PLC	114,600	703,335
BlackRock, Inc. Class A	52,543	10,456,057
Franklin Resources, Inc.	40,400	4,762,756
Goldman Sachs Group, Inc.	129,400	14,899,116
GP Investments Ltd. (depositary receipt) (a)	333,900	1,020,685
ICAP PLC	123,400	755,381
ICG Group, Inc. (a)	47,500	411,825
Invesco Ltd.	241,900	5,991,863
Knight Capital Group, Inc. Class A (a)	104,400	1,383,300
Legg Mason, Inc.	83,900	2,298,021
Morgan Stanley	632,400	11,724,696
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	179,400	$ 7,967,154
State Street Corp.	49,000	2,069,270
TD Ameritrade Holding Corp.	216,000	4,032,720
The Blackstone Group LP	188,823	2,949,415
UBS AG (NY Shares) (a)	81,900	1,149,057
		89,492,235
Commercial Banks - 2.4%
Banco Pine SA	109,670	814,165
Bank of Ireland (a)	14,717,900	2,644,429
CapitalSource, Inc.	211,900	1,430,325
CIT Group, Inc. (a)	262,260	10,676,605
Comerica, Inc.	13,800	409,722
Commercial Bank of Qatar GDR (Reg. S)	86,550	366,123
Fifth Third Bancorp	336,300	4,577,043
Guaranty Trust Bank PLC GDR (Reg. S)	76,200	410,718
Huntington Bancshares, Inc.	403,900	2,360,796
Itau Unibanco Banco Multiplo SA sponsored ADR	24,400	513,620
KeyCorp	87,100	705,510
M&T Bank Corp.	44,680	3,646,782
PNC Financial Services Group, Inc.	272,755	16,234,378
Regions Financial Corp.	272,600	1,570,176
SunTrust Banks, Inc.	150,200	3,448,592
U.S. Bancorp	1,616,756	47,532,626
Wells Fargo & Co.	3,338,354	104,457,097
Zions Bancorporation	80,800	1,535,200
		203,333,907
Consumer Finance - 0.6%
American Express Co.	604,450	31,969,361
Capital One Financial Corp.	51,600	2,610,960
Discover Financial Services	316,600	9,501,166
International Personal Finance PLC	279,200	1,100,163
SLM Corp.	283,100	4,461,656
		49,643,306
Diversified Financial Services - 1.9%
Bank of America Corp.	1,331,700	10,613,649
Citigroup, Inc.	1,770,135	58,980,898
CME Group, Inc.	47,960	13,883,940
IntercontinentalExchange, Inc. (a)	20,600	2,841,976
JPMorgan Chase & Co.	1,567,275	61,499,871
Moody's Corp.	181,700	7,015,437
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
MSCI, Inc. Class A (a)	55,790	$ 1,973,850
PICO Holdings, Inc. (a)	112,328	2,483,572
		159,293,193
Insurance - 1.8%
AEGON NV (a)	160,900	842,002
AFLAC, Inc.	150,300	7,101,675
Allied World Assurance Co. Holdings Ltd.	12,200	804,834
Allstate Corp.	333,600	10,485,048
Aon Corp.	30,200	1,413,662
Assured Guaranty Ltd.	181,800	3,054,240
Berkshire Hathaway, Inc. Class B (a)	437,280	34,304,616
Genworth Financial, Inc. Class A (a)	79,067	718,719
Hartford Financial Services Group, Inc.	30,700	635,797
Lincoln National Corp.	5,200	129,168
Loews Corp.	81,400	3,185,996
Marsh & McLennan Companies, Inc.	365,260	11,396,112
MetLife, Inc.	1,234,178	47,577,562
Progressive Corp.	69,440	1,487,405
Prudential Financial, Inc.	27,900	1,706,364
Sun Life Financial, Inc.	92,000	2,021,927
The Chubb Corp.	134,200	9,120,232
The Travelers Companies, Inc.	115,500	6,695,535
Willis Group Holdings PLC	33,600	1,205,568
XL Group PLC Class A	256,500	5,335,200
		149,221,662
Real Estate Investment Trusts - 0.7%
American Tower Corp.	143,800	8,999,004
Beni Stabili SpA SIIQ	1,402,000	783,519
Campus Crest Communities, Inc.	28,900	306,051
CBL & Associates Properties, Inc.	130,600	2,302,478
Douglas Emmett, Inc.	48,500	1,021,895
Education Realty Trust, Inc.	86,600	890,248
Excel Trust, Inc.	11,600	139,084
Franklin Street Properties Corp.	51,500	530,965
General Growth Properties, Inc.	212,500	3,457,375
Klepierre SA	11,600	368,412
Pennsylvania Real Estate Investment Trust (SBI)	33,400	448,228
Prologis, Inc.	192,782	6,489,042
Public Storage	43,400	5,818,638
Simon Property Group, Inc.	89,100	12,071,268
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	21,300	$ 1,619,865
Vornado Realty Trust	75,300	6,154,269
Weyerhaeuser Co.	249,321	5,208,316
		56,608,657
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	161,400	2,958,462
Forest City Enterprises, Inc. Class A (a)	45,100	659,362
Iguatemi Empresa de Shopping Centers SA	33,200	800,303
		4,418,127
TOTAL FINANCIALS		712,011,087
HEALTH CARE - 6.7%
Biotechnology - 1.1%
Acorda Therapeutics, Inc. (a)	17,900	468,264
Alexion Pharmaceuticals, Inc. (a)	18,000	1,507,140
Alnylam Pharmaceuticals, Inc. (a)	66,700	889,778
Amgen, Inc.	459,415	31,217,249
Amylin Pharmaceuticals, Inc. (a)	50,800	868,172
Ardea Biosciences, Inc. (a)	101,700	2,168,244
ARIAD Pharmaceuticals, Inc. (a)	202,500	2,903,850
ArQule, Inc. (a)	109,900	780,290
AVEO Pharmaceuticals, Inc. (a)	70,800	923,232
Biogen Idec, Inc. (a)	61,100	7,116,317
Biovitrum AB (a)	83,638	242,684
Celgene Corp. (a)	188,510	13,822,496
Dendreon Corp. (a)	126,500	1,424,390
Dynavax Technologies Corp. (a)	307,000	1,289,400
Gentium SpA sponsored ADR (a)	4,400	38,060
Gilead Sciences, Inc. (a)	427,610	19,456,255
Horizon Pharma, Inc.	38,100	131,445
Horizon Pharma, Inc. (g)	94,695	294,028
Horizon Pharma, Inc. warrants 2/28/17 (a)(g)	23,674	3,156
Human Genome Sciences, Inc. (a)	13,972	110,099
InterMune, Inc. (a)	28,600	383,812
Isis Pharmaceuticals, Inc. (a)	29,500	268,745
NPS Pharmaceuticals, Inc. (a)	47,000	320,540
PDL BioPharma, Inc.	84,200	537,196
SIGA Technologies, Inc. (a)	141,700	403,845
Synageva BioPharma Corp. (a)	9,800	365,736
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	100,100	$ 1,871,870
Thrombogenics NV (a)	33,300	962,661
United Therapeutics Corp. (a)	19,200	916,416
Vertex Pharmaceuticals, Inc. (a)	19,300	751,156
ZIOPHARM Oncology, Inc. (a)	203,100	997,221
		93,433,747
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	389,860	22,662,562
Boston Scientific Corp. (a)	415,200	2,582,544
C. R. Bard, Inc.	25,500	2,387,310
Conceptus, Inc. (a)	51,900	699,093
Covidien PLC	604,644	31,592,649
DENTSPLY International, Inc.	220,000	8,509,600
Edwards Lifesciences Corp. (a)	42,450	3,104,369
Genmark Diagnostics, Inc. (a)	45,700	190,112
GN Store Nordic A/S	71,500	786,629
Integra LifeSciences Holdings Corp. (a)	38,900	1,229,240
Nakanishi, Inc.	2,900	277,889
Natus Medical, Inc. (a)	11,200	117,264
Orthofix International NV (a)	34,700	1,360,587
Sirona Dental Systems, Inc. (a)	24,600	1,227,540
St. Jude Medical, Inc.	57,400	2,417,688
Stryker Corp.	164,800	8,839,872
Zimmer Holdings, Inc.	73,800	4,483,350
		92,468,298
Health Care Providers & Services - 2.1%
Aetna, Inc.	194,430	9,091,547
AmerisourceBergen Corp.	62,600	2,338,110
Brookdale Senior Living, Inc. (a)	211,000	3,933,040
Catalyst Health Solutions, Inc. (a)	26,700	1,655,934
CIGNA Corp.	59,000	2,602,490
DaVita, Inc. (a)	67,360	5,830,008
Emeritus Corp. (a)	51,000	941,460
Express Scripts, Inc. (a)	207,500	11,065,975
HCA Holdings, Inc.	959,008	25,576,743
Humana, Inc.	309,119	26,924,265
McKesson Corp.	116,200	9,703,862
Medco Health Solutions, Inc. (a)	141,770	9,582,234
Quest Diagnostics, Inc.	52,000	3,018,600
Sunrise Senior Living, Inc. (a)	8,300	64,242
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	512,925	$ 28,595,569
Universal Health Services, Inc. Class B	27,900	1,244,619
WellPoint, Inc.	427,075	28,028,932
		170,197,630
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	136,900	5,971,578
Charles River Laboratories International, Inc. (a)	8,200	288,066
Illumina, Inc. (a)	6,900	353,625
Life Technologies Corp. (a)	25,300	1,196,943
Thermo Fisher Scientific, Inc.	141,800	8,028,716
Waters Corp. (a)	27,710	2,482,816
		18,321,744
Pharmaceuticals - 2.2%
Abbott Laboratories	309,180	17,502,680
Allergan, Inc.	62,900	5,635,211
AVANIR Pharmaceuticals Class A (a)	93,200	257,232
Bristol-Myers Squibb Co.	450,400	14,489,368
Cadence Pharmaceuticals, Inc. (a)	371,900	1,394,625
Cardiome Pharma Corp. (a)	61,000	136,030
Elan Corp. PLC sponsored ADR (a)	43,200	540,000
Hospira, Inc. (a)	172,402	6,140,959
Jazz Pharmaceuticals PLC (a)	15,000	787,050
Johnson & Johnson	508,800	33,112,704
Merck & Co., Inc.	1,149,240	43,866,491
Novo Nordisk A/S Series B	15,200	2,130,512
Pfizer, Inc.	2,592,125	54,693,838
Sanofi SA	18,647	1,379,268
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,200	1,263,642
Valeant Pharmaceuticals International, Inc. (Canada) (a)	48,100	2,550,202
Watson Pharmaceuticals, Inc. (a)	13,920	811,814
		186,691,626
TOTAL HEALTH CARE		561,113,045
INDUSTRIALS - 6.7%
Aerospace & Defense - 2.3%
DigitalGlobe, Inc. (a)	60,000	922,800
Esterline Technologies Corp. (a)	13,200	857,340
GeoEye, Inc. (a)	118,900	2,410,103
Honeywell International, Inc.	574,050	34,196,159
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	12,100	$ 1,069,761
Meggitt PLC	305,400	1,877,248
Northrop Grumman Corp.	321,455	19,226,224
Precision Castparts Corp.	50,767	8,499,919
Raytheon Co.	94,300	4,764,036
Rockwell Collins, Inc.	403,122	23,901,103
Safran SA	11,800	395,436
Textron, Inc.	275,400	7,576,254
The Boeing Co.	476,620	35,722,669
Ultra Electronics Holdings PLC	19,300	517,643
United Technologies Corp.	627,972	52,668,012
		194,604,707
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	32,600	2,157,142
Expeditors International of Washington, Inc.	18,700	815,881
FedEx Corp.	86,700	7,802,133
United Parcel Service, Inc. Class B	263,280	20,243,599
		31,018,755
Airlines - 0.0%
Copa Holdings SA Class A	18,200	1,302,574
Southwest Airlines Co.	198,600	1,783,428
		3,086,002
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	33,600	1,720,992
Lennox International, Inc.	11,800	461,734
Owens Corning (a)	83,200	2,633,280
Quanex Building Products Corp.	31,564	536,904
		5,352,910
Commercial Services & Supplies - 0.2%
Cintas Corp.	65,900	2,541,104
Knoll, Inc.	43,800	675,396
Multiplus SA	46,500	936,525
Quad/Graphics, Inc.	4,800	71,856
R.R. Donnelley & Sons Co.	4,777	66,018
Republic Services, Inc.	59,200	1,765,936
Steelcase, Inc. Class A	120,800	1,060,624
Stericycle, Inc. (a)	94,600	8,208,442
Swisher Hygiene, Inc. (Canada) (a)	129,500	382,025
		15,707,926
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	29,500	$ 688,825
Fluor Corp.	90,700	5,485,536
Foster Wheeler AG (a)	119,200	2,935,896
Great Lakes Dredge & Dock Corp.	46,000	326,140
Jacobs Engineering Group, Inc. (a)	8,900	411,358
Shaw Group, Inc. (a)	107,100	3,099,474
		12,947,229
Electrical Equipment - 0.4%
Alstom SA	32,155	1,385,345
AMETEK, Inc.	21,900	1,042,440
Cooper Industries PLC Class A	118,300	7,242,326
Emerson Electric Co.	283,900	14,283,009
Fushi Copperweld, Inc. (a)	49,200	393,600
GrafTech International Ltd. (a)	121,000	1,537,910
Hubbell, Inc. Class B	7,700	579,194
Prysmian SpA	84,700	1,462,372
Regal-Beloit Corp.	37,500	2,531,250
Roper Industries, Inc.	7,600	695,552
Zumtobel AG	15,100	268,350
		31,421,348
Industrial Conglomerates - 1.2%
3M Co.	190,800	16,714,080
Carlisle Companies, Inc.	18,900	922,320
Cookson Group PLC	88,800	954,232
Danaher Corp.	373,100	19,710,873
General Electric Co.	2,994,430	57,043,892
Koninklijke Philips Electronics NV	48,200	1,010,525
Reunert Ltd.	19,200	178,135
Rheinmetall AG	14,000	849,078
Siemens AG sponsored ADR	4,100	408,811
Tyco International Ltd.	132,440	6,863,041
		104,654,987
Machinery - 1.1%
Actuant Corp. Class A	52,500	1,478,925
Caterpillar, Inc.	117,400	13,408,254
Colfax Corp. (a)	22,400	762,048
Cummins, Inc.	101,400	12,225,798
Dover Corp.	159,835	10,232,637
Fiat Industrial SpA (a)	190,400	2,029,207
Haitian International Holdings Ltd.	200,000	210,415
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	31,300	$ 1,743,097
Ingersoll-Rand PLC	395,355	15,766,757
Manitowoc Co., Inc.	49,700	782,278
Navistar International Corp. (a)	61,300	2,561,114
Pall Corp.	70,500	4,473,225
Parker Hannifin Corp.	128,855	11,572,468
Stanley Black & Decker, Inc.	138,990	10,674,432
Terex Corp. (a)	687	17,443
Xylem, Inc.	47,020	1,221,580
		89,159,678
Marine - 0.0%
DryShips, Inc. (a)	27,300	95,004
Professional Services - 0.2%
Michael Page International PLC	39,400	284,305
Nielsen Holdings B.V. (a)	495,637	14,616,335
Randstad Holding NV	8,984	339,905
Robert Half International, Inc.	129,500	3,681,685
SR Teleperformance SA	46,400	1,242,154
		20,164,384
Road & Rail - 0.6%
Con-way, Inc.	45,500	1,344,525
CSX Corp.	730,450	15,346,755
QR National Ltd.	81,200	340,447
Ryder System, Inc.	49,700	2,645,531
Saia, Inc. (a)	74,600	1,216,726
Tegma Gestao Logistica SA	10,600	196,268
Union Pacific Corp.	230,830	25,449,008
Universal Truckload Services, Inc.	31,900	497,321
		47,036,581
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	49,600	588,862
Beacon Roofing Supply, Inc. (a)	34,900	822,942
Fastenal Co.	70,700	3,724,476
Houston Wire & Cable Co.	10,200	144,840
Mills Estruturas e Servicos de Engenharia SA	18,000	234,767
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	32,900	$ 783,678
Watsco, Inc.	18,100	1,292,159
		7,591,724
TOTAL INDUSTRIALS		562,841,235
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc. (a)	290,900	1,681,402
Calix Networks, Inc. (a)	174,400	1,576,576
Cisco Systems, Inc.	2,567,075	51,033,451
Comverse Technology, Inc. (a)	417,800	2,682,276
Harris Corp.	3,448	150,436
Juniper Networks, Inc. (a)	393,100	8,946,956
Polycom, Inc. (a)	64,800	1,338,120
QUALCOMM, Inc.	691,750	43,013,015
ViaSat, Inc. (a)	30,000	1,383,900
		111,806,132
Computers & Peripherals - 3.2%
Apple, Inc. (a)	385,270	208,985,859
Dell, Inc. (a)	898,700	15,547,510
EMC Corp. (a)	1,001,020	27,718,244
Gemalto NV	14,603	834,290
Hewlett-Packard Co.	251,600	6,367,996
SanDisk Corp. (a)	183,900	9,095,694
		268,549,593
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	975,809	54,606,272
Arrow Electronics, Inc. (a)	42,100	1,690,315
Avnet, Inc. (a)	73,200	2,616,168
Corning, Inc.	250,700	3,269,128
Jabil Circuit, Inc.	32,600	842,058
Laird PLC (a)	1,700	4,692
Molex, Inc.	51,105	1,384,946
TE Connectivity Ltd.	164,374	6,007,870
		70,421,449
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	85,500	3,078,000
Cornerstone OnDemand, Inc.	4,900	101,626
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
DeNA Co. Ltd.	5,900	$ 191,961
eAccess Ltd.	1,603	400,282
eBay, Inc. (a)	384,420	13,739,171
Google, Inc. Class A (a)	111,602	68,997,937
Yahoo!, Inc. (a)	47,700	707,391
		87,216,368
IT Services - 1.5%
Accenture PLC Class A	120,600	7,180,524
Alliance Data Systems Corp. (a)	13,400	1,626,224
Amdocs Ltd. (a)	21,400	656,338
Automatic Data Processing, Inc.	113,500	6,165,320
Cognizant Technology Solutions Corp. Class A (a)	29,600	2,100,120
EPAM Systems, Inc.	19,600	276,556
Fidelity National Information Services, Inc.	97,800	3,103,194
Fiserv, Inc. (a)	13,100	868,530
Heartland Payment Systems, Inc.	33,400	945,888
IBM Corp.	284,870	56,042,475
MasterCard, Inc. Class A	57,830	24,288,600
Paychex, Inc.	24,800	776,240
Redecard SA	6,900	143,428
ServiceSource International, Inc.	48,000	806,400
The Western Union Co.	231,900	4,051,293
Unisys Corp. (a)	95,200	1,778,336
VeriFone Systems, Inc. (a)	4,800	229,872
Virtusa Corp. (a)	29,900	467,337
Visa, Inc. Class A	88,200	10,263,834
WNS Holdings Ltd. sponsored ADR (a)	36,000	396,360
		122,166,869
Office Electronics - 0.1%
Xerox Corp.	576,200	4,742,126
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	70,500	2,764,305
Applied Materials, Inc.	255,600	3,128,544
Applied Micro Circuits Corp. (a)	33,800	229,164
ASML Holding NV	100,100	4,559,555
Atmel Corp. (a)	898,000	9,078,780
Avago Technologies Ltd.	25,200	947,772
Broadcom Corp. Class A	94,600	3,514,390
Cirrus Logic, Inc. (a)	24,859	586,175
Cree, Inc. (a)	30,500	923,845
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cymer, Inc. (a)	85,600	$ 3,935,888
Entropic Communications, Inc. (a)	171,900	1,059,764
Fairchild Semiconductor International, Inc. (a)	32,800	478,552
Freescale Semiconductor Holdings I Ltd.	167,800	2,706,614
Himax Technologies, Inc. sponsored ADR	2,600	4,160
Intel Corp.	891,005	23,950,214
Intersil Corp. Class A	113,700	1,287,084
KLA-Tencor Corp.	4,111	198,972
Lam Research Corp. (a)	87,000	3,627,900
LTX-Credence Corp. (a)	288,891	1,950,014
Marvell Technology Group Ltd. (a)	613,100	9,196,500
Maxim Integrated Products, Inc.	65,500	1,826,795
Micron Technology, Inc. (a)	931,600	7,965,180
Novellus Systems, Inc. (a)	8,500	395,080
NVIDIA Corp. (a)	439,500	6,658,425
NXP Semiconductors NV (a)	88,600	2,197,280
ON Semiconductor Corp. (a)	231,700	2,101,519
RF Micro Devices, Inc. (a)	343,100	1,636,587
Skyworks Solutions, Inc. (a)	68,128	1,837,412
Spansion, Inc. Class A (a)	53,077	679,386
Texas Instruments, Inc.	546,794	18,235,580
		117,661,436
Software - 1.9%
Autodesk, Inc. (a)	161,200	6,101,420
Check Point Software Technologies Ltd. (a)	27,980	1,627,317
Citrix Systems, Inc. (a)	46,900	3,505,306
Electronic Arts, Inc. (a)	80,200	1,309,666
Informatica Corp. (a)	12,500	614,500
JDA Software Group, Inc. (a)	35,400	887,124
Microsoft Corp.	2,450,231	77,770,332
Oracle Corp.	1,977,535	57,882,449
Red Hat, Inc. (a)	159,600	7,893,816
Royalblue Group PLC	22,200	586,242
salesforce.com, Inc. (a)	19,800	2,834,568
Synopsys, Inc. (a)	4,800	146,256
Take-Two Interactive Software, Inc. (a)	30,800	475,860
		161,634,856
TOTAL INFORMATION TECHNOLOGY		944,198,829
Common Stocks - continued
	Shares	Value
MATERIALS - 2.7%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	22,200	$ 2,003,328
Ashland, Inc.	19,100	1,213,996
CF Industries Holdings, Inc.	3,500	651,000
Clariant AG (Reg.) (a)	244,300	3,415,556
Dow Chemical Co.	119,900	4,017,849
E.I. du Pont de Nemours & Co.	226,400	11,512,440
Eastman Chemical Co.	416,271	22,532,749
Ecolab, Inc.	18,800	1,128,000
Ferro Corp. (a)	67,000	371,850
Huabao International Holdings Ltd.	715,000	507,020
Israel Chemicals Ltd.	27,500	291,532
Kraton Performance Polymers, Inc. (a)	28,900	803,131
Lanxess AG	7,900	590,418
LyondellBasell Industries NV Class A	137,400	5,932,932
Monsanto Co.	240,630	18,619,949
Nitto Denko Corp.	2,000	82,170
Potash Corp. of Saskatchewan, Inc.	96,500	4,488,349
PPG Industries, Inc.	65,600	5,986,000
Praxair, Inc.	94,080	10,254,720
Rentech Nitrogen Partners LP	9,598	237,455
Sherwin-Williams Co.	39,200	4,043,480
Spartech Corp. (a)	137,700	798,660
The Mosaic Co.	147,160	8,498,490
W.R. Grace & Co. (a)	89,200	5,080,832
Yara International ASA	16,400	804,107
		113,866,013
Construction Materials - 0.4%
Cemex SA de CV sponsored ADR	34,000	261,120
HeidelbergCement Finance AG	20,300	1,092,834
Martin Marietta Materials, Inc.	327,928	28,159,177
Vulcan Materials Co.	96,577	4,303,471
		33,816,602
Containers & Packaging - 0.3%
Packaging Corp. of America	767,517	22,749,204
Rock-Tenn Co. Class A	21,300	1,501,437
Sealed Air Corp.	17,000	333,710
Youyuan International Holdings Ltd. (a)	602,000	170,756
		24,755,107
Metals & Mining - 0.6%
Agnico-Eagle Mines Ltd. (Canada)	2,000	72,692
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Anglo American PLC (United Kingdom)	19,100	$ 805,032
AngloGold Ashanti Ltd. sponsored ADR	14,300	607,035
Avion Gold Corp. (a)	288,800	490,258
Commercial Metals Co.	129,200	1,717,068
Copper Mountain Mining Corp. (a)	44,400	229,257
Eldorado Gold Corp.	56,100	857,103
First Quantum Minerals Ltd.	31,000	709,180
Freeport-McMoRan Copper & Gold, Inc.	481,905	20,509,877
Goldcorp, Inc.	63,900	3,097,340
Ivanhoe Mines Ltd. (a)	167,000	2,897,378
Kinross Gold Corp.	21,100	233,461
Mirabela Nickel Ltd. (a)	51,533	55,535
Newcrest Mining Ltd.	55,243	1,983,849
Newmont Mining Corp.	94,600	5,619,240
Nucor Corp.	92,300	4,017,819
Pan American Silver Corp.	18,500	463,425
Randgold Resources Ltd. sponsored ADR	27,700	3,178,021
Silver Wheaton Corp.	15,700	600,936
United States Steel Corp.	86,200	2,346,364
Yamana Gold, Inc.	53,900	935,686
		51,426,556
Paper & Forest Products - 0.1%
International Paper Co.	162,000	5,694,300
TOTAL MATERIALS		229,558,578
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	1,566,400	47,916,176
CenturyLink, Inc.	39,700	1,597,925
China Telecom Corp. Ltd. (H Shares)	596,000	362,699
China Unicom Ltd.	424,000	757,883
Verizon Communications, Inc.	103,000	3,925,330
		54,560,013
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series L sponsored ADR	211,840	5,071,450
Crown Castle International Corp. (a)	106,500	5,517,765
NII Holdings, Inc. (a)	26,600	475,608
SBA Communications Corp. Class A (a)	34,692	1,628,096
Sprint Nextel Corp. (a)	1,370,300	3,384,641
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TIM Participacoes SA	180,300	$ 1,090,755
Turkcell Iletisim Hizmet A/S (a)	144,000	788,139
		17,956,454
TOTAL TELECOMMUNICATION SERVICES		72,516,467
UTILITIES - 1.0%
Electric Utilities - 0.4%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	42,600	650,502
Ceske Energeticke Zavody A/S	10,000	431,678
Edison International	236,300	9,893,881
Entergy Corp.	106,400	7,089,432
Exelon Corp.	216,700	8,466,469
FirstEnergy Corp.	200,713	8,889,579
Fortum Corp.	10,400	258,394
NextEra Energy, Inc.	33,100	1,969,781
NV Energy, Inc.	40,200	630,336
PPL Corp.	23,700	676,635
		38,956,687
Gas Utilities - 0.0%
Aygaz A/S	7,000	37,610
China Gas Holdings Ltd.	942,000	453,019
ONEOK, Inc.	12,600	1,041,264
		1,531,893
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	207,700	3,179,887
NRG Energy, Inc. (a)	41,200	704,520
The AES Corp. (a)	1,508,910	20,460,820
		24,345,227
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	217,500	4,239,075
CMS Energy Corp.	11,800	252,638
National Grid PLC	110,300	1,123,295
PG&E Corp.	165,800	6,910,544
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	130,500	$ 7,730,820
TECO Energy, Inc.	132,000	2,369,400
		22,625,772
TOTAL UTILITIES		87,459,579
TOTAL COMMON STOCKS (Cost $4,311,437,456)		4,993,718,097
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	13,500	1,337,175
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	8,600	507,056
UTILITIES - 0.0%
Electric Utilities - 0.0%
PPL Corp. 9.50%	15,900	873,705
TOTAL CONVERTIBLE PREFERRED STOCKS		2,717,936
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	8,800	1,645,374
TOTAL PREFERRED STOCKS (Cost $4,247,756)		4,363,310
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (g)	$ 686,000	603,680
Convertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (e)	$ 1,540,000	$ 900,900
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	350,000	254,625
TOTAL CONVERTIBLE BONDS (Cost $1,669,901)		1,759,205
Equity Funds - 38.5%
	Shares
Large Blend Funds - 33.0%
DWS Growth and Income Fund	23,465,088	415,332,055
FMI Large Cap Fund	26,807,304	440,444,008
JPMorgan U.S. Large Cap Core Plus Fund Select Class (f)	75,855,001	1,666,534,368
Nuveen Tradewinds Value Opportunities Fund - Class A	7,666,005	255,584,599
TOTAL LARGE BLEND FUNDS		2,777,895,030
Large Growth Funds - 5.0%
Fidelity Advisor New Insights Fund Institutional Class (d)	18,937,760	417,956,365
Mid-Cap Blend Funds - 0.0%
Westport Select Cap Fund Class R	82,465	2,041,012
Sector Funds - 0.5%
Consumer Staples Select Sector SPDR ETF	1,311,475	43,580,314
TOTAL EQUITY FUNDS (Cost $2,834,890,474)		3,241,472,721

Money Market Funds - 2.1%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (c)	165,715,239	$ 165,715,239
Fidelity Cash Central Fund, 0.12% (b)	11,353,913	11,353,913
TOTAL MONEY MARKET FUNDS (Cost $177,069,152)		177,069,152
Investment Companies - 0.0%

Investment Companies - 0.0%
Ares Capital Corp. (Cost $1,438,189)	90,400	1,506,968
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,330,752,928)		8,419,889,453
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,171,086
NET ASSETS - 100%		$ 8,421,060,539
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,412 CME E-mini S&P 500 Index Contracts	March 2012	$ 96,326,640	$ 2,753,070

The face value of futures purchased as a percentage of net assets is 1.1%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,563,912 or 0.0% of net assets.

(f) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $900,864 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 686,000
Horizon Pharma, Inc.	2/29/12	$ 339,955
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 2,959
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,002
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor New Insights Fund Institutional Class	$ 385,969,301	$ 50,000,000	$ 35,000,000	$ -	$ 417,956,365
Fidelity Dividend Growth Fund	915,527,474	43,224,951	881,863,711*	3,749,912	-
Total	$ 1,301,496,775	$ 93,224,951	$ 916,863,711	$ 3,749,912	$ 417,956,365
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 664,305,163	$ 663,809,733	$ 495,430	$ -
Consumer Staples	467,844,222	466,547,984	1,296,238	-
Energy	693,515,266	693,515,266	-	-
Financials	713,348,262	709,861,831	3,486,431	-
Health Care	561,113,045	557,306,081	3,806,964	-
Industrials	562,841,235	561,830,710	1,010,525	-
Information Technology	944,705,885	944,705,885	-	-
Materials	229,558,578	229,558,578	-	-
Telecommunication Services	72,516,467	70,607,746	1,908,721	-
Utilities	88,333,284	87,209,989	1,123,295	-
Corporate Bonds	1,759,205	-	1,155,525	603,680
Equity Funds	3,241,472,721	3,241,472,721	-	-
Money Market Funds	177,069,152	177,069,152	-	-
Investment Companies	1,506,968	1,506,968	-	-
Total Investments in Securities:	$ 8,419,889,453	$ 8,405,002,644	$ 14,283,129	$ 603,680
Derivative Instruments:
Assets
Futures Contracts	$ 2,753,070	$ 2,753,070	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(82,320)
Cost of Purchases	686,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 603,680
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (82,320)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $7,347,276,326. Net unrealized appreciation aggregated $1,072,613,127, of which $1,151,549,784 related to appreciated investment securities and $78,936,657 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Core
Multi-Manager Fund

February 29, 2012

1.931547.100

MMC-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.3%
Autoliv, Inc.	131	$ 8,725
Johnson Controls, Inc.	2,100	68,523
Lear Corp.	630	28,482
Modine Manufacturing Co. (a)	469	4,259
Nokian Tyres PLC	200	8,875
Stoneridge, Inc. (a)	184	1,779
Tenneco, Inc. (a)	354	13,629
TRW Automotive Holdings Corp. (a)	1,058	48,393
		182,665
Automobiles - 0.5%
Ford Motor Co.	9,330	115,505
General Motors Co. (a)	2,900	75,458
Harley-Davidson, Inc.	1,200	55,896
Honda Motor Co. Ltd.	100	3,841
Winnebago Industries, Inc. (a)	1,036	9,241
		259,941
Distributors - 0.0%
Silver Base Group Holdings Ltd.	5,000	3,758
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	500	6,571
DeVry, Inc.	147	5,223
H&R Block, Inc.	1,600	26,080
Stewart Enterprises, Inc. Class A	886	5,511
		43,385
Hotels, Restaurants & Leisure - 2.0%
Accor SA	300	10,551
Brinker International, Inc.	700	19,313
Carnival Corp. unit	5,084	153,994
Chipotle Mexican Grill, Inc. (a)	200	78,044
Club Mediterranee SA (a)	400	8,473
Darden Restaurants, Inc.	100	5,099
Denny's Corp. (a)	2,122	8,806
DineEquity, Inc. (a)	183	9,769
Dunkin' Brands Group, Inc. (a)	100	2,904
Home Inns & Hotels Management, Inc. sponsored ADR (a)	100	3,069
Hyatt Hotels Corp. Class A (a)	910	37,683
International Game Technology	800	12,016
Las Vegas Sands Corp.	2,400	133,464
Marriott International, Inc. Class A	1,200	42,336
McDonald's Corp.	2,560	254,157
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sands China Ltd.	1,600	$ 6,013
Spur Corp. Ltd.	1,300	2,658
Starbucks Corp.	3,214	156,072
Starwood Hotels & Resorts Worldwide, Inc.	800	43,120
Texas Roadhouse, Inc. Class A	478	7,997
WMS Industries, Inc. (a)	497	10,949
Wynn Resorts Ltd.	100	11,854
Yum! Brands, Inc.	1,700	112,608
		1,130,949
Household Durables - 0.2%
Harman International Industries, Inc.	900	44,217
Lennar Corp. Class A	1,267	29,622
Newell Rubbermaid, Inc.	465	8,510
PulteGroup, Inc. (a)	593	5,230
Standard Pacific Corp. (a)	2,069	9,062
Techtronic Industries Co. Ltd.	4,500	5,442
		102,083
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	1,400	251,566
Groupon, Inc. Class A (a)	1,200	23,658
Liberty Media Corp. Interactive Series A (a)	2,845	53,372
Netflix, Inc. (a)	400	44,292
Priceline.com, Inc. (a)	300	188,106
		560,994
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	1,922	67,885
Summer Infant, Inc. (a)	294	1,761
		69,646
Media - 2.4%
Aegis Group PLC	1,300	3,571
Antena 3 de Television SA	900	5,395
Comcast Corp.:
Class A	8,874	260,718
Class A (special) (non-vtg.)	5,830	166,680
DIRECTV (a)	1,700	78,744
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,400	60,844
DISH Network Corp. Class A	309	9,014
McGraw-Hill Companies, Inc.	2,130	99,130
MDC Partners, Inc. Class A (sub. vtg.)	649	8,385
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Mood Media Corp. (a)	594	$ 2,017
Omnicom Group, Inc.	1,200	59,328
The Walt Disney Co.	6,353	266,762
Time Warner Cable, Inc.	1,100	87,274
Time Warner, Inc.	4,239	157,733
Viacom, Inc. Class B (non-vtg.)	1,730	82,383
		1,347,978
Multiline Retail - 1.4%
Dollar General Corp. (a)	2,300	96,738
JCPenney Co., Inc.	1,200	47,520
Kohl's Corp.	3,300	163,944
Macy's, Inc.	7,979	302,963
Marisa Lojas SA	500	6,684
PPR SA	54	9,179
Target Corp.	2,069	117,292
		744,320
Specialty Retail - 4.0%
American Eagle Outfitters, Inc.	469	6,819
Ascena Retail Group, Inc. (a)	92	3,551
AutoZone, Inc. (a)	1,404	525,770
Bed Bath & Beyond, Inc. (a)	1,000	59,740
Best Buy Co., Inc.	325	8,028
Big 5 Sporting Goods Corp.	277	2,158
CarMax, Inc. (a)	4,940	151,609
Casual Male Retail Group, Inc. (a)	759	2,391
Charming Shoppes, Inc. (a)	155	876
Citi Trends, Inc. (a)	167	1,810
Collective Brands, Inc. (a)	418	7,532
Destination Maternity Corp.	117	2,104
Express, Inc. (a)	435	10,353
Foot Locker, Inc.	284	8,284
Foschini Ltd.	400	6,294
GameStop Corp. Class A	84	1,914
GOME Electrical Appliances Holdings Ltd.	3,000	917
Guess?, Inc.	177	6,133
Hengdeli Holdings Ltd.	12,000	5,183
Home Depot, Inc.	11,309	537,969
Limited Brands, Inc.	137	6,375
Lowe's Companies, Inc.	13,109	372,033
MarineMax, Inc. (a)	472	3,814
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc. (a)	864	$ 4,838
Ross Stores, Inc.	3,900	207,987
rue21, Inc. (a)	163	4,349
SuperGroup PLC (a)	1,100	9,537
TJX Companies, Inc.	7,950	291,050
		2,249,418
Textiles, Apparel & Luxury Goods - 0.5%
Bosideng International Holdings Ltd.	14,000	4,368
Coach, Inc.	1,700	127,228
Deckers Outdoor Corp. (a)	100	7,476
G-III Apparel Group Ltd. (a)	99	2,467
NIKE, Inc. Class B	1,200	129,504
PVH Corp.	195	16,577
		287,620
TOTAL CONSUMER DISCRETIONARY		6,982,757
CONSUMER STAPLES - 9.0%
Beverages - 2.1%
Coca-Cola Enterprises, Inc.	3,700	106,930
Cott Corp. (a)	900	5,893
Dr Pepper Snapple Group, Inc.	2,708	103,039
Grupo Modelo SAB de CV Series C	1,700	11,126
Molson Coors Brewing Co. Class B	3,175	139,510
PepsiCo, Inc.	6,100	383,934
The Coca-Cola Co.	6,014	420,138
		1,170,570
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	6,686	301,539
Drogasil SA	600	5,841
Eurocash SA	500	5,162
Kroger Co.	3,800	90,402
Sysco Corp.	1,800	52,956
The Pantry, Inc. (a)	182	2,262
Wal-Mart Stores, Inc.	5,845	345,323
Walgreen Co.	288	9,550
Whole Foods Market, Inc.	1,600	129,184
		942,219
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.2%
Archer Daniels Midland Co.	1,700	$ 53,040
Biostime International Holdings Ltd.	1,000	1,924
Danone	100	6,765
Flowers Foods, Inc.	146	2,794
General Mills, Inc.	4,200	160,902
Green Mountain Coffee Roasters, Inc. (a)	200	12,994
Kellogg Co.	2,200	115,170
Kraft Foods, Inc. Class A	19,197	730,830
Mead Johnson Nutrition Co. Class A	430	33,433
Ralcorp Holdings, Inc. (a)	600	44,760
Sara Lee Corp.	523	10,591
Shenguan Holdings Group Ltd.	10,000	5,969
The J.M. Smucker Co.	620	46,698
		1,225,870
Household Products - 1.7%
Colgate-Palmolive Co.	1,300	121,134
Energizer Holdings, Inc. (a)	1,495	114,293
Kimberly-Clark Corp.	600	43,728
Procter & Gamble Co.	9,478	639,955
Spectrum Brands Holdings, Inc. (a)	150	4,263
Unicharm Corp.	200	10,345
		933,718
Personal Products - 0.1%
Avon Products, Inc.	3,900	72,891
Hengan International Group Co. Ltd.	500	4,542
		77,433
Tobacco - 1.2%
Altria Group, Inc.	4,400	132,440
British American Tobacco PLC (United Kingdom)	200	10,087
Imperial Tobacco Group PLC	237	9,392
Japan Tobacco, Inc.	2	10,628
Philip Morris International, Inc.	6,216	519,160
		681,707
TOTAL CONSUMER STAPLES		5,031,517
ENERGY - 13.2%
Energy Equipment & Services - 2.3%
Aker Solutions ASA	900	15,608
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Baker Hughes, Inc.	2,597	$ 130,577
BW Offshore Ltd.	4,163	6,106
Cameron International Corp. (a)	956	53,259
Cathedral Energy Services Ltd.	855	6,696
Ensco International Ltd. ADR	86	5,014
Essential Energy Services Ltd. (a)	2,949	8,612
FMC Technologies, Inc. (a)	1,200	60,516
Halliburton Co.	4,692	171,680
Hornbeck Offshore Services, Inc. (a)	157	6,398
ION Geophysical Corp. (a)	1,341	9,602
McDermott International, Inc. (a)	1,854	24,213
National Oilwell Varco, Inc.	999	82,447
Noble Corp.	1,907	76,623
Saipem SpA	224	11,331
Schlumberger Ltd.	7,335	569,269
TETRA Technologies, Inc. (a)	400	3,636
Transocean Ltd. (United States)	234	12,482
Trinidad Drilling Ltd.	151	1,182
Tuscany International Drilling, Inc. (a)	500	429
Unit Corp. (a)	118	5,613
Vantage Drilling Co. (a)	3,700	4,847
Weatherford International Ltd. (a)	500	7,990
Xtreme Coil Drilling Corp. (a)	1,202	3,583
		1,277,713
Oil, Gas & Consumable Fuels - 10.9%
Alpha Natural Resources, Inc. (a)	291	5,401
Americas Petrogas, Inc. (a)	2,800	12,251
Americas Petrogas, Inc. (c)	2,000	8,751
Amyris, Inc. (a)	520	2,798
Anadarko Petroleum Corp.	4,184	351,958
Apache Corp.	1,062	114,622
Arch Coal, Inc.	1,100	14,927
Bonavista Energy Corp.	110	2,556
BP PLC sponsored ADR	100	4,716
BPZ Energy, Inc. (a)	1,522	4,886
C&C Energia Ltd. (a)	119	1,014
Cabot Oil & Gas Corp.	78	2,721
Chevron Corp.	9,090	991,901
Cimarex Energy Co.	600	48,402
Concho Resources, Inc. (a)	300	32,052
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips	10,266	$ 785,862
CONSOL Energy, Inc.	1,200	42,984
Crown Point Ventures Ltd. (a)	1,400	1,797
Crown Point Ventures Ltd. (c)	1,560	2,002
CVR Energy, Inc. (a)	776	21,115
Denbury Resources, Inc. (a)	394	7,845
Devon Energy Corp.	3,785	277,478
Double Eagle Petroleum Co. (a)	633	4,298
El Paso Corp.	3,500	97,335
EOG Resources, Inc.	1,094	124,563
EQT Corp.	700	37,114
Exxon Mobil Corp.	13,500	1,167,750
Gran Tierra Energy, Inc. (Canada) (a)	1,010	5,868
Gulfport Energy Corp. (a)	258	8,674
Hess Corp.	1,600	103,872
HollyFrontier Corp.	700	22,841
Inergy Midstream LP	200	4,238
InterOil Corp. (a)	213	12,801
Kinder Morgan Holding Co. LLC	790	27,840
Kodiak Oil & Gas Corp. (a)	56	543
Kosmos Energy Ltd.	322	4,511
Marathon Oil Corp.	396	13,420
Marathon Petroleum Corp.	8,400	349,020
Murphy Oil Corp.	1,400	89,516
Newfield Exploration Co. (a)	1,700	61,200
Nexen, Inc.	300	6,114
Niko Resources Ltd.	102	4,818
Noble Energy, Inc.	600	58,590
Northern Oil & Gas, Inc. (a)	1,000	23,710
Occidental Petroleum Corp.	3,944	411,635
OGX Petroleo e Gas Participacoes SA (a)	600	5,939
Painted Pony Petroleum Ltd. Class A (a)	100	902
Paladin Energy Ltd. (Australia) (a)	4,287	8,596
Pan Orient Energy Corp. (a)	600	2,540
Peabody Energy Corp.	1,700	59,296
Pioneer Natural Resources Co.	930	101,965
Plains Exploration & Production Co. (a)	100	4,407
Range Resources Corp.	200	12,736
Resolute Energy Corp. (a)	706	7,879
Royal Dutch Shell PLC Class A sponsored ADR	106	7,748
SM Energy Co.	100	7,872
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	2,263	$ 74,815
Spectra Energy Corp.	4,400	138,072
Suncor Energy, Inc.	165	5,939
TAG Oil Ltd. (a)	830	7,431
Targa Resources Corp.	103	4,576
Tesoro Corp. (a)	526	13,955
Valero Energy Corp.	2,330	57,062
Voyager Oil & Gas, Inc. (a)	2,200	7,128
Whiting Petroleum Corp. (a)	280	16,419
Williams Companies, Inc.	4,223	126,183
WPX Energy, Inc.	1,666	30,255
		6,080,025
TOTAL ENERGY		7,357,738
FINANCIALS - 13.7%
Capital Markets - 1.7%
Ameriprise Financial, Inc.	2,595	144,697
Ashmore Group PLC	800	4,910
BlackRock, Inc. Class A	361	71,839
Franklin Resources, Inc.	600	70,734
Goldman Sachs Group, Inc.	1,683	193,781
GP Investments Ltd. (depositary receipt) (a)	2,453	7,499
ICAP PLC	900	5,509
Invesco Ltd.	3,027	74,979
Legg Mason, Inc.	1,200	32,868
Morgan Stanley	7,756	143,796
Northern Trust Corp.	2,500	111,025
State Street Corp.	370	15,625
TD Ameritrade Holding Corp.	2,615	48,822
The Blackstone Group LP	2,000	31,240
UBS AG (NY Shares) (a)	587	8,236
		965,560
Commercial Banks - 3.6%
Banco Pine SA	799	5,933
Bank of Ireland (a)	111,100	19,962
CapitalSource, Inc.	1,541	10,402
CIT Group, Inc. (a)	2,718	110,650
Comerica, Inc.	99	2,939
Commercial Bank of Qatar GDR (Reg. S)	620	2,623
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	4,700	$ 63,967
Guaranty Trust Bank PLC GDR (Reg. S)	600	3,234
Huntington Bancshares, Inc.	5,700	33,317
Itau Unibanco Banco Multiplo SA sponsored ADR	175	3,684
KeyCorp	591	4,787
M&T Bank Corp.	560	45,707
PNC Financial Services Group, Inc.	2,900	172,608
Regions Financial Corp.	2,021	11,641
SunTrust Banks, Inc.	1,781	40,892
U.S. Bancorp	16,281	478,661
Wells Fargo & Co.	31,307	979,596
Zions Bancorporation	1,200	22,800
		2,013,403
Consumer Finance - 0.8%
American Express Co.	5,200	275,028
Capital One Financial Corp.	375	18,975
Discover Financial Services	3,562	106,896
International Personal Finance PLC	2,000	7,881
SLM Corp.	3,672	57,871
		466,651
Diversified Financial Services - 3.2%
Bank of America Corp.	18,600	148,242
Citigroup, Inc.	16,580	552,446
CME Group, Inc.	591	171,089
IntercontinentalExchange, Inc. (a)	300	41,388
JPMorgan Chase & Co.	18,619	730,610
Moody's Corp.	2,500	96,525
MSCI, Inc. Class A (a)	610	21,582
PICO Holdings, Inc. (a)	777	17,179
		1,779,061
Insurance - 3.1%
AEGON NV (a)	1,200	6,280
AFLAC, Inc.	1,803	85,192
Allied World Assurance Co. Holdings Ltd.	100	6,597
Allstate Corp.	4,700	147,721
Aon Corp.	500	23,405
Assured Guaranty Ltd.	1,400	23,520
Berkshire Hathaway, Inc. Class B (a)	4,873	382,287
Genworth Financial, Inc. Class A (a)	617	5,609
Hartford Financial Services Group, Inc.	220	4,556
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Loews Corp.	1,100	$ 43,054
Marsh & McLennan Companies, Inc.	4,780	149,136
MetLife, Inc.	11,926	459,747
Progressive Corp.	760	16,279
Prudential Financial, Inc.	200	12,232
Sun Life Financial, Inc.	1,300	28,571
The Chubb Corp.	1,900	129,124
The Travelers Companies, Inc.	1,600	92,752
Willis Group Holdings PLC	500	17,940
XL Group PLC Class A	3,600	74,880
		1,708,882
Real Estate Investment Trusts - 1.2%
American Tower Corp.	1,851	115,836
Beni Stabili SpA SIIQ	10,126	5,659
Campus Crest Communities, Inc.	207	2,192
Douglas Emmett, Inc.	347	7,311
Education Realty Trust, Inc.	620	6,374
Franklin Street Properties Corp.	400	4,124
General Growth Properties, Inc.	3,000	48,810
Klepierre SA	100	3,176
Pennsylvania Real Estate Investment Trust (SBI)	200	2,684
Prologis, Inc.	2,307	77,654
Public Storage	600	80,442
Simon Property Group, Inc.	1,300	176,124
SL Green Realty Corp.	166	12,624
Vornado Realty Trust	1,000	81,730
Weyerhaeuser Co.	2,923	61,061
		685,801
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,258	23,059
Forest City Enterprises, Inc. Class A (a)	323	4,722
Iguatemi Empresa de Shopping Centers SA	200	4,821
		32,602
TOTAL FINANCIALS		7,651,960
HEALTH CARE - 10.8%
Biotechnology - 1.7%
Acorda Therapeutics, Inc. (a)	129	3,375
Alexion Pharmaceuticals, Inc. (a)	144	12,057
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Alnylam Pharmaceuticals, Inc. (a)	513	$ 6,843
Amgen, Inc.	4,332	294,359
Amylin Pharmaceuticals, Inc. (a)	364	6,221
Ardea Biosciences, Inc. (a)	758	16,161
ARIAD Pharmaceuticals, Inc. (a)	1,508	21,625
ArQule, Inc. (a)	787	5,588
Biogen Idec, Inc. (a)	815	94,923
Biovitrum AB (a)	595	1,726
Celgene Corp. (a)	2,430	178,180
Dendreon Corp. (a)	1,700	19,142
Gilead Sciences, Inc. (a)	4,708	214,214
Horizon Pharma, Inc.	301	1,038
Horizon Pharma, Inc. (d)	687	2,133
Horizon Pharma, Inc. warrants 2/28/17 (a)(d)	172	23
Human Genome Sciences, Inc. (a)	92	725
InterMune, Inc. (a)	233	3,127
Isis Pharmaceuticals, Inc. (a)	211	1,922
PDL BioPharma, Inc.	616	3,930
SIGA Technologies, Inc. (a)	1,045	2,978
Synageva BioPharma Corp. (a)	100	3,732
Theravance, Inc. (a)	759	14,193
Thrombogenics NV (a)	200	5,782
United Therapeutics Corp. (a)	137	6,539
Vertex Pharmaceuticals, Inc. (a)	100	3,892
ZIOPHARM Oncology, Inc. (a)	1,451	7,124
		931,552
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	3,551	206,420
Boston Scientific Corp. (a)	4,734	29,445
C. R. Bard, Inc.	300	28,086
Conceptus, Inc. (a)	372	5,011
Covidien PLC	5,756	300,751
DENTSPLY International, Inc.	2,829	109,426
Edwards Lifesciences Corp. (a)	630	46,072
Genmark Diagnostics, Inc. (a)	327	1,360
GN Store Nordic A/S	500	5,501
Integra LifeSciences Holdings Corp. (a)	330	10,428
Natus Medical, Inc. (a)	100	1,047
Orthofix International NV (a)	263	10,312
Sirona Dental Systems, Inc. (a)	181	9,032
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc.	800	$ 33,696
Stryker Corp.	2,300	123,372
Zimmer Holdings, Inc.	1,000	60,750
		980,709
Health Care Providers & Services - 3.0%
Aetna, Inc.	1,235	57,749
AmerisourceBergen Corp.	800	29,880
Brookdale Senior Living, Inc. (a)	1,500	27,960
Catalyst Health Solutions, Inc. (a)	204	12,652
CIGNA Corp.	465	20,511
DaVita, Inc. (a)	741	64,134
Express Scripts, Inc. (a)	2,482	132,365
HCA Holdings, Inc.	8,585	228,962
Humana, Inc.	2,651	230,902
McKesson Corp.	1,403	117,165
Medco Health Solutions, Inc. (a)	1,634	110,442
Quest Diagnostics, Inc.	800	46,440
Sunrise Senior Living, Inc. (a)	59	457
UnitedHealth Group, Inc.	5,578	310,974
Universal Health Services, Inc. Class B	203	9,056
WellPoint, Inc.	4,419	290,019
		1,689,668
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,572	68,571
Charles River Laboratories International, Inc. (a)	100	3,513
Life Technologies Corp. (a)	300	14,193
Thermo Fisher Scientific, Inc.	1,780	100,784
Waters Corp. (a)	300	26,880
		213,941
Pharmaceuticals - 3.9%
Abbott Laboratories	3,920	221,911
Allergan, Inc.	900	80,631
AVANIR Pharmaceuticals Class A (a)	700	1,932
Bristol-Myers Squibb Co.	5,830	187,551
Cadence Pharmaceuticals, Inc. (a)	2,705	10,144
Elan Corp. PLC sponsored ADR (a)	297	3,713
Hospira, Inc. (a)	1,597	56,885
Jazz Pharmaceuticals PLC (a)	100	5,247
Johnson & Johnson	7,200	468,576
Merck & Co., Inc.	12,358	471,705
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novo Nordisk A/S Series B	100	$ 14,017
Pfizer, Inc.	28,600	603,460
Sanofi SA	134	9,912
Teva Pharmaceutical Industries Ltd. sponsored ADR	208	9,320
Valeant Pharmaceuticals International, Inc. (Canada) (a)	390	20,677
Watson Pharmaceuticals, Inc. (a)	126	7,348
		2,173,029
TOTAL HEALTH CARE		5,988,899
INDUSTRIALS - 10.8%
Aerospace & Defense - 3.5%
DigitalGlobe, Inc. (a)	470	7,229
Esterline Technologies Corp. (a)	95	6,170
GeoEye, Inc. (a)	856	17,351
Honeywell International, Inc.	5,402	321,797
Lockheed Martin Corp.	200	17,682
Meggitt PLC	2,300	14,138
Northrop Grumman Corp.	2,639	157,839
Precision Castparts Corp.	686	114,857
Raytheon Co.	1,097	55,420
Rockwell Collins, Inc.	3,221	190,973
Textron, Inc.	3,626	99,751
The Boeing Co.	5,335	399,858
Ultra Electronics Holdings PLC	100	2,682
United Technologies Corp.	6,319	529,975
		1,935,722
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	500	33,085
Expeditors International of Washington, Inc.	300	13,089
FedEx Corp.	1,200	107,988
United Parcel Service, Inc. Class B	3,396	261,118
		415,280
Airlines - 0.1%
Copa Holdings SA Class A	161	11,523
Southwest Airlines Co.	3,000	26,940
		38,463
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	247	12,651
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Lennox International, Inc.	84	$ 3,287
Owens Corning (a)	606	19,180
Quanex Building Products Corp.	185	3,147
		38,265
Commercial Services & Supplies - 0.3%
Cintas Corp.	800	30,848
Knoll, Inc.	345	5,320
Multiplus SA	300	6,042
Quad/Graphics, Inc.	10	150
Republic Services, Inc.	443	13,215
Steelcase, Inc. Class A	865	7,595
Stericycle, Inc. (a)	1,300	112,801
Swisher Hygiene, Inc. (Canada) (a)	870	2,567
		178,538
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)	203	4,740
Fluor Corp.	943	57,033
Foster Wheeler AG (a)	900	22,167
Great Lakes Dredge & Dock Corp.	387	2,744
Shaw Group, Inc. (a)	808	23,384
		110,068
Electrical Equipment - 0.6%
Alstom SA	235	10,125
AMETEK, Inc.	163	7,759
Cooper Industries PLC Class A	1,612	98,687
Emerson Electric Co.	3,591	180,663
Fushi Copperweld, Inc. (a)	353	2,824
GrafTech International Ltd. (a)	830	10,549
Hubbell, Inc. Class B	37	2,783
Prysmian SpA	600	10,359
Regal-Beloit Corp.	292	19,710
Roper Industries, Inc.	54	4,942
Zumtobel AG	100	1,777
		350,178
Industrial Conglomerates - 2.3%
3M Co.	2,700	236,520
Carlisle Companies, Inc.	135	6,588
Cookson Group PLC	600	6,448
Danaher Corp.	5,300	279,999
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	33,817	$ 644,214
Koninklijke Philips Electronics NV	300	6,290
Reunert Ltd.	100	928
Rheinmetall AG	100	6,065
Siemens AG sponsored ADR	10	997
Tyco International Ltd.	1,450	75,139
		1,263,188
Machinery - 1.7%
Actuant Corp. Class A	382	10,761
Caterpillar, Inc.	1,700	194,157
Colfax Corp. (a)	140	4,763
Cummins, Inc.	1,324	159,635
Dover Corp.	1,072	68,629
Fiat Industrial SpA (a)	1,400	14,921
Haitian International Holdings Ltd.	1,000	1,052
Illinois Tool Works, Inc.	200	11,138
Ingersoll-Rand PLC	4,994	199,161
Manitowoc Co., Inc.	400	6,296
Navistar International Corp. (a)	488	20,389
Pall Corp.	865	54,884
Parker Hannifin Corp.	875	78,584
Stanley Black & Decker, Inc.	1,175	90,240
Xylem, Inc.	510	13,250
		927,860
Marine - 0.0%
DryShips, Inc. (a)	200	696
Professional Services - 0.3%
Michael Page International PLC	300	2,165
Nielsen Holdings B.V. (a)	4,082	120,378
Randstad Holding NV	16	605
Robert Half International, Inc.	1,504	42,759
SR Teleperformance SA	300	8,031
		173,938
Road & Rail - 0.9%
Con-way, Inc.	331	9,781
CSX Corp.	9,510	199,805
QR National Ltd.	800	3,354
Ryder System, Inc.	700	37,261
Saia, Inc. (a)	520	8,481
Tegma Gestao Logistica SA	100	1,852
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Union Pacific Corp.	2,364	$ 260,631
Universal Truckload Services, Inc.	223	3,477
		524,642
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	400	4,749
Beacon Roofing Supply, Inc. (a)	214	5,046
Fastenal Co.	1,000	52,680
Houston Wire & Cable Co.	100	1,420
Mills Estruturas e Servicos de Engenharia SA	100	1,304
Rush Enterprises, Inc. Class A (a)	205	4,883
Watsco, Inc.	131	9,352
		79,434
TOTAL INDUSTRIALS		6,036,272
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc. (a)	2,062	11,918
Calix Networks, Inc. (a)	1,223	11,056
Cisco Systems, Inc.	25,986	516,602
Comverse Technology, Inc. (a)	3,056	19,620
Juniper Networks, Inc. (a)	5,466	124,406
Polycom, Inc. (a)	464	9,582
QUALCOMM, Inc.	7,423	461,562
ViaSat, Inc. (a)	235	10,841
		1,165,587
Computers & Peripherals - 5.4%
Apple, Inc. (a)	4,264	2,312,948
Dell, Inc. (a)	12,700	219,710
EMC Corp. (a)	9,440	261,394
Gemalto NV	108	6,170
Hewlett-Packard Co.	2,701	68,362
SanDisk Corp. (a)	2,600	128,596
		2,997,180
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	8,036	449,695
Arrow Electronics, Inc. (a)	312	12,527
Avnet, Inc. (a)	486	17,370
Corning, Inc.	2,248	29,314
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Jabil Circuit, Inc.	214	$ 5,528
Molex, Inc.	383	10,379
TE Connectivity Ltd.	1,213	44,335
		569,148
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	1,200	43,200
eAccess Ltd.	12	2,996
eBay, Inc. (a)	4,348	155,398
Google, Inc. Class A (a)	1,225	757,356
Yahoo!, Inc. (a)	366	5,428
		964,378
IT Services - 2.6%
Accenture PLC Class A	1,700	101,218
Alliance Data Systems Corp. (a)	110	13,350
Amdocs Ltd. (a)	147	4,508
Automatic Data Processing, Inc.	1,600	86,912
Cognizant Technology Solutions Corp. Class A (a)	233	16,531
EPAM Systems, Inc.	200	2,822
Fidelity National Information Services, Inc.	1,086	34,459
Fiserv, Inc. (a)	102	6,763
Heartland Payment Systems, Inc.	240	6,797
IBM Corp.	3,320	653,144
MasterCard, Inc. Class A	652	273,840
Paychex, Inc.	400	12,520
ServiceSource International, Inc.	300	5,040
The Western Union Co.	3,100	54,157
Unisys Corp. (a)	686	12,814
Visa, Inc. Class A	1,400	162,918
WNS Holdings Ltd. sponsored ADR (a)	300	3,303
		1,451,096
Office Electronics - 0.1%
Xerox Corp.	6,334	52,129
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	645	25,290
Applied Materials, Inc.	3,600	44,064
Applied Micro Circuits Corp. (a)	223	1,512
ASML Holding NV	715	32,568
Atmel Corp. (a)	12,700	128,397
Avago Technologies Ltd.	187	7,033
Broadcom Corp. Class A	1,300	48,295
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cirrus Logic, Inc. (a)	200	$ 4,716
Cree, Inc. (a)	200	6,058
Entropic Communications, Inc. (a)	1,218	7,509
Fairchild Semiconductor International, Inc. (a)	192	2,801
Freescale Semiconductor Holdings I Ltd.	1,234	19,904
Intel Corp.	8,870	238,426
Intersil Corp. Class A	826	9,350
Lam Research Corp. (a)	1,200	50,040
LTX-Credence Corp. (a)	2,100	14,175
Marvell Technology Group Ltd. (a)	7,517	112,755
Maxim Integrated Products, Inc.	494	13,778
Micron Technology, Inc. (a)	11,266	96,324
Novellus Systems, Inc. (a)	100	4,648
NVIDIA Corp. (a)	6,200	93,930
NXP Semiconductors NV (a)	668	16,566
ON Semiconductor Corp. (a)	1,711	15,519
RF Micro Devices, Inc. (a)	2,402	11,458
Skyworks Solutions, Inc. (a)	500	13,485
Spansion, Inc. Class A (a)	425	5,440
Texas Instruments, Inc.	4,251	141,771
		1,165,812
Software - 3.3%
Autodesk, Inc. (a)	2,122	80,318
Check Point Software Technologies Ltd. (a)	390	22,682
Citrix Systems, Inc. (a)	352	26,308
Electronic Arts, Inc. (a)	1,000	16,330
Informatica Corp. (a)	89	4,375
JDA Software Group, Inc. (a)	262	6,566
Microsoft Corp.	29,645	940,932
Oracle Corp.	20,211	591,576
Red Hat, Inc. (a)	2,300	113,758
Royalblue Group PLC	179	4,727
salesforce.com, Inc. (a)	300	42,948
Take-Two Interactive Software, Inc. (a)	197	3,044
		1,853,564
TOTAL INFORMATION TECHNOLOGY		10,218,894
Common Stocks - continued
	Shares	Value
MATERIALS - 4.1%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	334	$ 30,140
Ashland, Inc.	150	9,534
CF Industries Holdings, Inc.	25	4,650
Clariant AG (Reg.) (a)	1,770	24,746
Dow Chemical Co.	1,700	56,967
E.I. du Pont de Nemours & Co.	2,000	101,700
Eastman Chemical Co.	3,429	185,612
Ecolab, Inc.	137	8,220
Ferro Corp. (a)	429	2,381
Huabao International Holdings Ltd.	5,000	3,546
Israel Chemicals Ltd.	200	2,120
Kraton Performance Polymers, Inc. (a)	207	5,753
Lanxess AG	100	7,474
LyondellBasell Industries NV Class A	1,638	70,729
Monsanto Co.	2,650	205,057
Potash Corp. of Saskatchewan, Inc.	1,400	65,116
PPG Industries, Inc.	900	82,125
Praxair, Inc.	1,240	135,160
Sherwin-Williams Co.	700	72,205
Spartech Corp. (a)	987	5,725
The Mosaic Co.	1,033	59,656
W.R. Grace & Co. (a)	685	39,018
Yara International ASA	100	4,903
		1,182,537
Construction Materials - 0.6%
Cemex SA de CV sponsored ADR	252	1,935
HeidelbergCement Finance AG	200	10,767
Martin Marietta Materials, Inc.	2,914	250,225
Vulcan Materials Co.	1,320	58,819
		321,746
Containers & Packaging - 0.4%
Packaging Corp. of America	6,235	184,805
Rock-Tenn Co. Class A	183	12,900
Sealed Air Corp.	100	1,963
Youyuan International Holdings Ltd. (a)	5,000	1,418
		201,086
Metals & Mining - 0.9%
Anglo American PLC (United Kingdom)	100	4,215
AngloGold Ashanti Ltd. sponsored ADR	102	4,330
Avion Gold Corp. (a)	2,246	3,813
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Commercial Metals Co.	903	$ 12,001
Copper Mountain Mining Corp. (a)	300	1,549
Eldorado Gold Corp.	402	6,142
First Quantum Minerals Ltd.	222	5,079
Freeport-McMoRan Copper & Gold, Inc.	5,041	214,545
Goldcorp, Inc.	481	23,315
Ivanhoe Mines Ltd. (a)	1,173	20,351
Kinross Gold Corp.	197	2,180
Mirabela Nickel Ltd. (a)	374	403
Newcrest Mining Ltd.	398	14,293
Newmont Mining Corp.	1,300	77,220
Nucor Corp.	1,300	56,589
Pan American Silver Corp.	146	3,657
Randgold Resources Ltd. sponsored ADR	219	25,126
Silver Wheaton Corp.	100	3,828
United States Steel Corp.	1,200	32,664
Yamana Gold, Inc.	407	7,065
		518,365
Paper & Forest Products - 0.1%
International Paper Co.	2,000	70,300
TOTAL MATERIALS		2,294,034
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	22,200	679,098
CenturyLink, Inc.	273	10,988
China Telecom Corp. Ltd. (H Shares)	4,000	2,434
China Unicom Ltd.	4,000	7,150
Verizon Communications, Inc.	1,500	57,165
		756,835
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	2,330	55,780
Crown Castle International Corp. (a)	1,500	77,715
NII Holdings, Inc. (a)	235	4,202
SBA Communications Corp. Class A (a)	220	10,325
Sprint Nextel Corp. (a)	19,000	46,930
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TIM Participacoes SA	1,200	$ 7,260
Turkcell Iletisim Hizmet A/S (a)	1,000	5,473
		207,685
TOTAL TELECOMMUNICATION SERVICES		964,520
UTILITIES - 2.0%
Electric Utilities - 0.9%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	305	4,657
Edison International	3,007	125,903
Entergy Corp.	1,500	99,945
Exelon Corp.	3,100	121,117
FirstEnergy Corp.	2,800	124,012
Fortum Corp.	100	2,485
NextEra Energy, Inc.	260	15,473
NV Energy, Inc.	288	4,516
PPL Corp.	170	4,854
		502,962
Gas Utilities - 0.0%
Aygaz A/S	50	269
China Gas Holdings Ltd.	6,000	2,885
ONEOK, Inc.	80	6,611
		9,765
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	2,900	44,399
NRG Energy, Inc. (a)	600	10,260
The AES Corp. (a)	18,899	256,270
		310,929
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	2,759	53,773
CMS Energy Corp.	104	2,227
National Grid PLC	800	8,147
PG&E Corp.	2,300	95,864
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	1,724	$ 102,130
TECO Energy, Inc.	1,900	34,105
		296,246
TOTAL UTILITIES		1,119,902
TOTAL COMMON STOCKS (Cost $48,516,526)		53,646,493
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	96	9,509
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	61	3,597
UTILITIES - 0.0%
Electric Utilities - 0.0%
PPL Corp. 9.50%	114	6,264
TOTAL CONVERTIBLE PREFERRED STOCKS		19,370
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	100	18,697
TOTAL PREFERRED STOCKS (Cost $36,125)		38,067
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (d)	$ 5,000	4,400
Convertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (c)	$ 2,000	$ 1,455
TOTAL CONVERTIBLE BONDS (Cost $5,860)		5,855
Money Market Funds - 3.8%
	Shares
Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $2,125,312)	2,125,312	2,125,312
Investment Companies - 0.0%

Investment Companies - 0.0%
Ares Capital Corp. (Cost $9,892)	658	10,969
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $50,693,715)		55,826,696
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(29,777)
NET ASSETS - 100%		$ 55,796,919
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
19 CME E-mini S&P 500 Index Contracts	March 2012	$ 1,296,180	$ 105,802

The face value of futures purchased as a percentage of net assets is 2.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,208 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,556 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 5,000
Horizon Pharma, Inc.	2/29/12	$ 2,466
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 22
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,001,454	$ 6,997,613	$ 3,841	$ -
Consumer Staples	5,031,517	5,021,430	10,087	-
Energy	7,357,738	7,357,738	-	-
Financials	7,661,469	7,635,227	26,242	-
Health Care	5,988,899	5,962,814	26,085	-
Industrials	6,036,272	6,029,982	6,290	-
Information Technology	10,222,491	10,222,491	-	-
Materials	2,294,034	2,294,034	-	-
Telecommunication Services	964,520	949,463	15,057	-
Utilities	1,126,166	1,118,019	8,147	-
Corporate Bonds	5,855	-	1,455	4,400
Money Market Funds	2,125,312	2,125,312	-	-
Investment Companies	10,969	10,969	-	-
Total Investments in Securities:	$ 55,826,696	$ 55,725,092	$ 97,204	$ 4,400
Derivative Instruments:
Assets
Futures Contracts	$ 105,802	$ 105,802	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(600)
Cost of Purchases	5,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,400
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (600)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $50,735,458. Net unrealized appreciation aggregated $5,091,238, of which $5,499,798 related to appreciated investment securities and $408,560 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 29, 2012

1.907408.101

SGF-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.9%
BorgWarner, Inc. (a)	543,050	$ 44,986,262
Gentex Corp.	503,700	11,912,505
TRW Automotive Holdings Corp. (a)	290,910	13,306,223
		70,204,990
Automobiles - 0.3%
General Motors Co. (a)	922,200	23,995,644
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	201,133	5,332,036
Weight Watchers International, Inc.	215,546	16,808,277
		22,140,313
Hotels, Restaurants & Leisure - 3.9%
Ctrip.com International Ltd. sponsored ADR (a)	187,010	5,118,464
Dunkin' Brands Group, Inc. (a)	226,257	6,570,503
Las Vegas Sands Corp.	1,235,700	68,717,277
McDonald's Corp.	752,550	74,713,164
Starbucks Corp.	1,892,523	91,900,917
Starwood Hotels & Resorts Worldwide, Inc.	138,423	7,461,000
Wynn Resorts Ltd.	277,473	32,891,649
Yum! Brands, Inc.	409,350	27,115,344
		314,488,318
Household Durables - 0.3%
Tempur-Pedic International, Inc. (a)	274,100	21,653,900
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	183,280	32,933,583
Expedia, Inc.	144,420	4,917,501
Groupon, Inc. Class A (a)	566,158	11,161,805
Netflix, Inc. (a)	70,392	7,794,506
Priceline.com, Inc. (a)	78,925	49,487,554
		106,294,949
Media - 1.3%
CBS Corp. Class B	1,884,550	56,348,045
DIRECTV (a)	130,900	6,063,288
McGraw-Hill Companies, Inc.	189,685	8,827,940
Morningstar, Inc.	126,523	7,574,932
Omnicom Group, Inc.	343,900	17,002,416
Time Warner Cable, Inc.	95,500	7,576,970
		103,393,591
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	309,526	$ 27,396,146
Macy's, Inc.	666,400	25,303,208
		52,699,354
Specialty Retail - 3.2%
AutoZone, Inc. (a)	128,400	48,083,232
Best Buy Co., Inc.	315,340	7,788,898
Foot Locker, Inc.	218,800	6,382,396
Home Depot, Inc.	1,345,420	64,001,629
O'Reilly Automotive, Inc. (a)	480,750	41,584,875
Ross Stores, Inc.	329,000	17,545,570
Staples, Inc.	609,510	8,935,417
Tiffany & Co., Inc.	121,600	7,905,216
TJX Companies, Inc.	1,340,240	49,066,186
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	86,200	7,175,288
		258,468,707
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	250,400	18,739,936
Fossil, Inc. (a)	86,800	10,587,864
NIKE, Inc. Class B	455,760	49,185,619
Ralph Lauren Corp.	156,800	27,240,864
		105,754,283
TOTAL CONSUMER DISCRETIONARY		1,079,094,049
CONSUMER STAPLES - 6.5%
Beverages - 0.9%
Monster Beverage Corp. (a)	166,903	9,545,183
PepsiCo, Inc.	629,530	39,622,618
The Coca-Cola Co.	357,960	25,007,086
		74,174,887
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	215,900	18,580,354
CVS Caremark Corp.	1,437,760	64,842,976
Kroger Co.	636,500	15,142,335
Sun Art Retail Group Ltd. (a)	3,718,390	4,976,327
		103,541,992
Food Products - 1.0%
Kellogg Co.	216,960	11,357,856
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	852,980	$ 32,472,949
Mead Johnson Nutrition Co. Class A	410,116	31,886,519
Tyson Foods, Inc. Class A	338,600	6,402,926
		82,120,250
Household Products - 0.4%
Colgate-Palmolive Co.	129,150	12,034,197
Energizer Holdings, Inc. (a)	195,800	14,968,910
		27,003,107
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	926,116	54,214,831
Natura Cosmeticos SA	239,455	5,645,307
		59,860,138
Tobacco - 2.1%
Lorillard, Inc.	81,200	10,643,696
Philip Morris International, Inc.	1,895,730	158,331,370
		168,975,066
TOTAL CONSUMER STAPLES		515,675,440
ENERGY - 6.8%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	203,100	11,314,701
FMC Technologies, Inc. (a)	602,000	30,358,860
Halliburton Co.	763,079	27,921,061
National Oilwell Varco, Inc.	807,098	66,609,798
Schlumberger Ltd.	1,175,127	91,201,606
Superior Energy Services, Inc. (a)	256,400	7,522,776
		234,928,802
Oil, Gas & Consumable Fuels - 3.9%
Chevron Corp.	524,730	57,258,538
Concho Resources, Inc. (a)	299,600	32,009,264
ConocoPhillips	256,000	19,596,800
Denbury Resources, Inc. (a)	1,290,960	25,703,014
Exxon Mobil Corp.	605,600	52,384,400
Hess Corp.	204,650	13,285,878
HollyFrontier Corp.	226,500	7,390,695
Occidental Petroleum Corp.	676,030	70,557,251
Range Resources Corp.	168,006	10,698,622
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	244,393	$ 6,100,049
Valero Energy Corp.	581,100	14,231,139
		309,215,650
TOTAL ENERGY		544,144,452
FINANCIALS - 3.6%
Capital Markets - 1.6%
Charles Schwab Corp.	1,359,370	18,868,056
Franklin Resources, Inc.	211,700	24,957,313
Greenhill & Co., Inc.	88,064	3,871,293
T. Rowe Price Group, Inc.	465,966	28,698,846
TD Ameritrade Holding Corp.	2,577,560	48,123,045
		124,518,553
Commercial Banks - 0.2%
Wells Fargo & Co.	487,870	15,265,452
Consumer Finance - 0.4%
Capital One Financial Corp.	185,900	9,406,540
Discover Financial Services	696,400	20,898,964
		30,305,504
Diversified Financial Services - 1.1%
CME Group, Inc.	48,390	14,008,421
IntercontinentalExchange, Inc. (a)	220,639	30,439,356
JPMorgan Chase & Co.	611,600	23,999,184
Leucadia National Corp.	277,422	7,903,753
MSCI, Inc. Class A (a)	415,875	14,713,658
		91,064,372
Real Estate Investment Trusts - 0.3%
American Tower Corp.	437,200	27,359,976
TOTAL FINANCIALS		288,513,857
HEALTH CARE - 8.0%
Biotechnology - 1.2%
Amgen, Inc.	233,200	15,845,940
Biogen Idec, Inc. (a)	188,400	21,942,948
Celgene Corp. (a)	319,100	23,398,008
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	736,630	$ 33,516,665
Ironwood Pharmaceuticals, Inc. Class A (a)	280,859	3,760,702
		98,464,263
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	367,380	21,355,799
Edwards Lifesciences Corp. (a)	222,200	16,249,486
IDEXX Laboratories, Inc. (a)	105,106	9,012,840
Intuitive Surgical, Inc. (a)	74,419	38,074,249
Medtronic, Inc.	572,380	21,819,126
The Cooper Companies, Inc.	86,300	6,859,124
Varian Medical Systems, Inc. (a)	212,000	13,833,000
		127,203,624
Health Care Providers & Services - 2.3%
Aetna, Inc.	416,700	19,484,892
Cardinal Health, Inc.	189,100	7,857,105
CIGNA Corp.	406,300	17,921,893
DaVita, Inc. (a)	143,200	12,393,960
Express Scripts, Inc. (a)	510,300	27,214,299
McKesson Corp.	229,500	19,165,545
UnitedHealth Group, Inc.	1,194,000	66,565,500
WellPoint, Inc.	260,170	17,074,957
		187,678,151
Health Care Technology - 0.3%
athenahealth, Inc. (a)	95,161	6,725,028
Cerner Corp. (a)	182,300	13,459,209
		20,184,237
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	241,180	12,360,475
Techne Corp.	100,706	7,209,543
		19,570,018
Pharmaceuticals - 2.4%
Allergan, Inc.	713,859	63,954,628
Endo Pharmaceuticals Holdings, Inc. (a)	543,500	20,147,545
Merck & Co., Inc.	511,180	19,511,741
Perrigo Co.	115,000	11,851,900
Pfizer, Inc.	1,288,480	27,186,928
Shire PLC sponsored ADR	219,300	22,949,745
Valeant Pharmaceuticals International, Inc.:
(Canada) (a)	19,953	1,057,883
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc.: - continued
(United States) (a)	174,733	$ 9,245,123
Watson Pharmaceuticals, Inc. (a)	207,700	12,113,064
		188,018,557
TOTAL HEALTH CARE		641,118,850
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	584,710	34,831,175
Lockheed Martin Corp.	162,682	14,382,716
Northrop Grumman Corp.	132,400	7,918,844
Precision Castparts Corp.	454,391	76,078,685
The Boeing Co.	393,500	29,492,825
United Technologies Corp.	367,400	30,813,838
		193,518,083
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	233,700	15,463,929
Expeditors International of Washington, Inc.	356,287	15,544,802
		31,008,731
Commercial Services & Supplies - 0.6%
Cintas Corp.	165,700	6,389,392
Covanta Holding Corp.	335,922	5,485,606
Edenred	694,303	18,526,758
Stericycle, Inc. (a)	201,118	17,451,009
		47,852,765
Construction & Engineering - 0.3%
Fluor Corp.	407,400	24,639,552
Electrical Equipment - 0.1%
Polypore International, Inc. (a)	134,680	5,538,042
Industrial Conglomerates - 1.1%
Danaher Corp.	1,369,449	72,347,991
Tyco International Ltd.	256,900	13,312,558
		85,660,549
Machinery - 2.8%
Caterpillar, Inc.	818,850	93,520,859
Deere & Co.	146,800	12,174,124
Eaton Corp.	156,700	8,178,173
Flowserve Corp.	132,270	15,683,254
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Gardner Denver, Inc.	118,500	$ 8,138,580
Illinois Tool Works, Inc.	316,400	17,620,316
Parker Hannifin Corp.	518,610	46,576,364
Schindler Holding AG (participation certificate)	68,807	8,479,200
Timken Co.	260,500	13,650,200
		224,021,070
Professional Services - 0.7%
Equifax, Inc.	139,731	5,874,291
IHS, Inc. Class A (a)	95,599	9,040,797
Intertek Group PLC	259,056	9,540,261
Qualicorp SA	887,051	7,747,396
Towers Watson & Co.	202,300	12,935,062
Verisk Analytics, Inc. (a)	335,554	14,596,599
		59,734,406
Road & Rail - 1.3%
CSX Corp.	978,750	20,563,538
Kansas City Southern (a)	204,550	14,232,589
Norfolk Southern Corp.	205,800	14,179,620
Union Pacific Corp.	528,000	58,212,000
		107,187,747
Trading Companies & Distributors - 0.3%
Fastenal Co.	407,791	21,482,430
TOTAL INDUSTRIALS		800,643,375
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 2.7%
Cisco Systems, Inc.	1,036,050	20,596,674
Juniper Networks, Inc. (a)	343,050	7,807,818
Motorola Solutions, Inc.	465,899	23,201,770
QUALCOMM, Inc.	2,662,520	165,555,494
		217,161,756
Computers & Peripherals - 6.6%
Apple, Inc. (a)	744,284	403,729,413
Dell, Inc. (a)	1,144,800	19,805,040
EMC Corp. (a)	1,668,200	46,192,458
Hewlett-Packard Co.	482,860	12,221,187
NCR Corp. (a)	438,500	9,524,220
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	468,700	$ 20,154,100
Western Digital Corp. (a)	412,400	16,186,700
		527,813,118
Electronic Equipment & Components - 0.5%
Avnet, Inc. (a)	217,900	7,787,746
AVX Corp.	131,725	1,744,039
Corning, Inc.	1,253,690	16,348,118
Jabil Circuit, Inc.	427,500	11,042,325
		36,922,228
Internet Software & Services - 3.6%
Akamai Technologies, Inc. (a)	272,876	9,823,536
Alibaba.com Ltd.	2,582,644	4,402,026
Baidu.com, Inc. sponsored ADR (a)	236,900	32,384,230
Google, Inc. Class A (a)	290,207	179,420,478
LinkedIn Corp. (a)	257,122	22,336,188
MercadoLibre, Inc.	56,836	5,530,711
VeriSign, Inc.	507,800	18,763,210
Yandex NV	490,776	10,453,529
YouKu.com, Inc. ADR (a)	254,919	6,408,664
		289,522,572
IT Services - 4.7%
Cognizant Technology Solutions Corp. Class A (a)	1,336,770	94,843,832
Fiserv, Inc. (a)	205,300	13,611,390
Gartner, Inc. Class A (a)	211,041	8,496,511
IBM Corp.	166,400	32,735,872
MasterCard, Inc. Class A	205,350	86,247,000
Teradata Corp. (a)	90,400	6,016,120
The Western Union Co.	723,100	12,632,557
VeriFone Systems, Inc. (a)	380,100	18,202,989
Visa, Inc. Class A	899,000	104,616,630
		377,402,901
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	639,100	24,573,395
Analog Devices, Inc.	153,306	6,011,128
ARM Holdings PLC sponsored ADR	559,361	15,203,432
Broadcom Corp. Class A	924,909	34,360,369
First Solar, Inc. (a)	93,493	3,019,824
KLA-Tencor Corp.	293,800	14,219,920
Lam Research Corp. (a)	374,400	15,612,480
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc.	792,407	$ 28,582,120
NVIDIA Corp. (a)	113,251	1,715,753
		143,298,421
Software - 6.4%
Adobe Systems, Inc. (a)	652,960	21,475,854
BMC Software, Inc. (a)	564,910	21,150,230
Citrix Systems, Inc. (a)	266,181	19,894,368
FactSet Research Systems, Inc.	84,362	7,373,239
Intuit, Inc.	1,377,850	79,694,844
Microsoft Corp.	1,742,600	55,310,124
Nexon Co. Ltd.	252,700	3,652,408
Oracle Corp.	4,448,750	130,214,913
Red Hat, Inc. (a)	149,861	7,412,125
Rovi Corp. (a)	700,670	24,859,772
salesforce.com, Inc. (a)	314,785	45,064,621
Solera Holdings, Inc.	222,188	10,665,024
Symantec Corp. (a)	857,200	15,292,448
Synopsys, Inc. (a)	743,207	22,645,517
TIBCO Software, Inc. (a)	518,900	15,032,533
VMware, Inc. Class A (a)	178,786	17,680,148
Zynga, Inc.	986,658	12,994,286
		510,412,454
TOTAL INFORMATION TECHNOLOGY		2,102,533,450
MATERIALS - 4.1%
Chemicals - 3.1%
Ashland, Inc.	651,870	41,432,857
E.I. du Pont de Nemours & Co.	275,300	13,999,005
Ecolab, Inc.	376,600	22,596,000
Intrepid Potash, Inc. (a)	255,787	6,468,853
Monsanto Co.	1,278,221	98,908,741
PPG Industries, Inc.	132,720	12,110,700
Praxair, Inc.	445,478	48,557,102
Rockwood Holdings, Inc. (a)	168,757	8,986,310
		253,059,568
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	72,893	6,259,322
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.7%
Cliffs Natural Resources, Inc.	208,600	$ 13,241,928
Freeport-McMoRan Copper & Gold, Inc.	802,390	34,149,718
Lynas Corp. Ltd. (a)	1,907,466	2,495,358
Molycorp, Inc. (a)	213,607	5,276,093
		55,163,097
Paper & Forest Products - 0.2%
Domtar Corp.	168,400	16,144,508
TOTAL MATERIALS		330,626,495
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA (depositary receipt)	46,876	5,252,878
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP	309,748	9,202,613
TOTAL COMMON STOCKS (Cost $5,175,034,278)		6,316,805,459
Equity Funds - 18.4%

Large Growth Funds - 17.8%
Aston/Montag & Caldwell Growth Fund Class N	21,724,523	529,209,379
Columbia Select Large Capital Growth Fund Class Z	22,018,906	304,961,851
Fidelity Growth Company Fund (c)	5,672,189	531,937,873
iShares Russell 1000 Growth Index ETF	82,248	5,277,854
PRIMECAP Odyssey Growth Fund	3,263,894	53,136,200
TOTAL LARGE GROWTH FUNDS		1,424,523,157
Sector Funds - 0.6%
Energy Select Sector SPDR ETF	649,000	48,597,120
TOTAL EQUITY FUNDS (Cost $1,329,457,908)		1,473,120,277
Money Market Funds - 2.3%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $185,620,329)	185,620,329	$ 185,620,329
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,690,112,515)		7,975,546,065
NET OTHER ASSETS (LIABILITIES) - 0.3%		23,643,725
NET ASSETS - 100%		$ 7,999,189,790
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,274 CME E-mini S&P 500 Index Contracts	March 2012	$ 86,912,280	$ 3,144,779

The face value of futures purchased as a percentage of net assets is 1.1%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ 385,577,701	$ 140,768,094	$ 20,000,000	$ 285,447	$ 531,937,873
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $6,700,595,368. Net unrealized appreciation aggregated $1,274,950,697, of which $1,336,961,617 related to appreciated investment securities and $62,010,920 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Growth
Multi-Manager Fund

February 29, 2012

1.931558.100

MMG-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 1.1%
BorgWarner, Inc. (a)	4,540	$ 376,094
Gentex Corp.	4,200	99,330
TRW Automotive Holdings Corp. (a)	2,610	119,381
		594,805
Automobiles - 0.4%
General Motors Co. (a)	8,260	214,925
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,046	27,729
Weight Watchers International, Inc.	1,074	83,751
		111,480
Hotels, Restaurants & Leisure - 4.6%
Ctrip.com International Ltd. sponsored ADR (a)	973	26,631
Dunkin' Brands Group, Inc. (a)	1,177	34,180
Las Vegas Sands Corp.	10,160	564,998
McDonald's Corp.	6,208	616,330
Starbucks Corp.	15,770	765,791
Starwood Hotels & Resorts Worldwide, Inc.	1,150	61,985
Wynn Resorts Ltd.	2,300	272,642
Yum! Brands, Inc.	3,400	225,216
		2,567,773
Household Durables - 0.3%
Tempur-Pedic International, Inc. (a)	2,333	184,307
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	1,560	280,316
Expedia, Inc.	1,300	44,265
Groupon, Inc. Class A (a)	2,728	53,783
Netflix, Inc. (a)	366	40,527
Priceline.com, Inc. (a)	655	410,698
		829,589
Media - 1.5%
CBS Corp. Class B	15,660	468,234
DIRECTV (a)	1,071	49,609
McGraw-Hill Companies, Inc.	987	45,935
Morningstar, Inc.	658	39,394
Omnicom Group, Inc.	3,080	152,275
Time Warner Cable, Inc.	781	61,965
		817,412
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	2,255	$ 199,590
Macy's, Inc.	5,452	207,012
		406,602
Specialty Retail - 4.0%
AutoZone, Inc. (a)	1,057	395,825
Best Buy Co., Inc.	2,830	69,901
Foot Locker, Inc.	1,719	50,143
Home Depot, Inc.	11,616	552,573
O'Reilly Automotive, Inc. (a)	3,946	341,329
Ross Stores, Inc.	2,692	143,564
Staples, Inc.	5,470	80,190
Tiffany & Co., Inc.	1,010	65,660
TJX Companies, Inc.	11,820	432,730
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	600	49,944
		2,181,859
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	2,054	153,721
Fossil, Inc. (a)	800	97,584
NIKE, Inc. Class B	3,780	407,938
Ralph Lauren Corp.	1,300	225,849
		885,092
TOTAL CONSUMER DISCRETIONARY		8,793,844
CONSUMER STAPLES - 7.8%
Beverages - 1.1%
Monster Beverage Corp. (a)	1,365	78,064
PepsiCo, Inc.	5,650	355,611
The Coca-Cola Co.	2,960	206,786
		640,461
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	1,800	154,908
CVS Caremark Corp.	12,318	555,542
Kroger Co.	5,285	125,730
Sun Art Retail Group Ltd. (a)	19,500	26,097
		862,277
Food Products - 1.2%
Kellogg Co.	1,950	102,083
Kraft Foods, Inc. Class A	7,438	283,165
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	2,769	$ 215,290
Tyson Foods, Inc. Class A	2,900	54,839
		655,377
Household Products - 0.4%
Colgate-Palmolive Co.	1,070	99,703
Energizer Holdings, Inc. (a)	1,602	122,473
		222,176
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	7,670	449,002
Natura Cosmeticos SA	1,246	29,375
		478,377
Tobacco - 2.6%
Lorillard, Inc.	674	88,348
Philip Morris International, Inc.	16,122	1,346,509
		1,434,857
TOTAL CONSUMER STAPLES		4,293,525
ENERGY - 8.2%
Energy Equipment & Services - 3.5%
Cameron International Corp. (a)	1,700	94,707
FMC Technologies, Inc. (a)	5,000	252,150
Halliburton Co.	6,366	232,932
National Oilwell Varco, Inc.	6,694	552,456
Schlumberger Ltd.	9,770	758,250
Superior Energy Services, Inc. (a)	2,097	61,526
		1,952,021
Oil, Gas & Consumable Fuels - 4.7%
Chevron Corp.	4,554	496,932
Concho Resources, Inc. (a)	2,500	267,100
ConocoPhillips	2,094	160,296
Denbury Resources, Inc. (a)	11,570	230,359
Exxon Mobil Corp.	4,954	428,521
Hess Corp.	1,830	118,804
HollyFrontier Corp.	1,853	60,463
Occidental Petroleum Corp.	5,830	608,477
Range Resources Corp.	874	55,656
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	1,271	$ 31,724
Valero Energy Corp.	4,755	116,450
		2,574,782
TOTAL ENERGY		4,526,803
FINANCIALS - 4.2%
Capital Markets - 1.9%
Charles Schwab Corp.	12,190	169,197
Franklin Resources, Inc.	1,800	212,202
Greenhill & Co., Inc.	458	20,134
T. Rowe Price Group, Inc.	3,880	238,969
TD Ameritrade Holding Corp.	22,650	422,876
		1,063,378
Commercial Banks - 0.2%
Wells Fargo & Co.	4,380	137,050
Consumer Finance - 0.5%
Capital One Financial Corp.	1,521	76,963
Discover Financial Services	5,697	170,967
		247,930
Diversified Financial Services - 1.2%
CME Group, Inc.	430	124,481
IntercontinentalExchange, Inc. (a)	1,632	225,151
JPMorgan Chase & Co.	5,100	200,124
Leucadia National Corp.	1,443	41,111
MSCI, Inc. Class A (a)	2,071	73,272
		664,139
Real Estate Investment Trusts - 0.4%
American Tower Corp.	3,700	231,546
TOTAL FINANCIALS		2,344,043
HEALTH CARE - 9.4%
Biotechnology - 1.5%
Amgen, Inc.	1,908	129,649
Biogen Idec, Inc. (a)	1,500	174,705
Celgene Corp. (a)	2,700	197,978
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	6,382	$ 290,381
Ironwood Pharmaceuticals, Inc. Class A (a)	1,461	19,563
		812,276
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	3,300	191,829
Edwards Lifesciences Corp. (a)	1,800	131,634
IDEXX Laboratories, Inc. (a)	547	46,905
Intuitive Surgical, Inc. (a)	482	246,601
Medtronic, Inc.	5,130	195,556
The Cooper Companies, Inc.	790	62,789
Varian Medical Systems, Inc. (a)	1,800	117,450
		992,764
Health Care Providers & Services - 2.8%
Aetna, Inc.	3,409	159,405
Cardinal Health, Inc.	1,547	64,278
CIGNA Corp.	3,324	146,622
DaVita, Inc. (a)	1,138	98,494
Express Scripts, Inc. (a)	4,300	229,319
McKesson Corp.	1,878	156,832
UnitedHealth Group, Inc.	9,977	556,218
WellPoint, Inc.	2,330	152,918
		1,564,086
Health Care Technology - 0.3%
athenahealth, Inc. (a)	493	34,840
Cerner Corp. (a)	1,500	110,745
		145,585
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	1,255	64,319
Techne Corp.	524	37,513
		101,832
Pharmaceuticals - 2.8%
Allergan, Inc.	5,930	531,269
Endo Pharmaceuticals Holdings, Inc. (a)	4,446	164,813
Merck & Co., Inc.	4,580	174,819
Perrigo Co.	1,000	103,060
Pfizer, Inc.	11,540	243,494
Shire PLC sponsored ADR	1,800	188,370
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,013	$ 53,708
Watson Pharmaceuticals, Inc. (a)	1,730	100,894
		1,560,427
TOTAL HEALTH CARE		5,176,970
INDUSTRIALS - 11.5%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	5,240	312,147
Lockheed Martin Corp.	1,460	129,079
Northrop Grumman Corp.	1,084	64,834
Precision Castparts Corp.	3,810	637,908
The Boeing Co.	3,240	242,838
United Technologies Corp.	3,100	259,997
		1,646,803
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,900	125,723
Expeditors International of Washington, Inc.	2,117	92,365
		218,088
Commercial Services & Supplies - 0.4%
Cintas Corp.	1,100	42,416
Edenred	3,454	92,166
Stericycle, Inc. (a)	1,362	118,181
		252,763
Construction & Engineering - 0.4%
Fluor Corp.	3,400	205,632
Electrical Equipment - 0.1%
Polypore International, Inc. (a)	1,210	49,755
Industrial Conglomerates - 1.3%
Danaher Corp.	11,500	607,545
Tyco International Ltd.	2,102	108,926
		716,471
Machinery - 3.4%
Caterpillar, Inc.	7,073	807,807
Deere & Co.	1,200	99,516
Eaton Corp.	1,282	66,908
Flowserve Corp.	1,190	141,098
Gardner Denver, Inc.	985	67,650
Illinois Tool Works, Inc.	2,600	144,794
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Parker Hannifin Corp.	4,480	$ 402,349
Schindler Holding AG (participation certificate)	358	44,117
Timken Co.	2,131	111,664
		1,885,903
Professional Services - 0.7%
Equifax, Inc.	1,164	48,935
IHS, Inc. Class A (a)	497	47,001
Intertek Group PLC	1,348	49,643
Qualicorp SA	4,615	40,307
Towers Watson & Co.	1,655	105,821
Verisk Analytics, Inc. (a)	1,667	72,515
		364,222
Road & Rail - 1.6%
CSX Corp.	8,405	176,589
Kansas City Southern (a)	1,700	118,286
Norfolk Southern Corp.	1,683	115,959
Union Pacific Corp.	4,300	474,075
		884,909
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,025	106,677
TOTAL INDUSTRIALS		6,331,223
INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 3.2%
Cisco Systems, Inc.	9,280	184,486
Juniper Networks, Inc. (a)	2,800	63,728
Motorola Solutions, Inc.	2,318	115,436
QUALCOMM, Inc.	22,420	1,394,076
		1,757,726
Computers & Peripherals - 8.0%
Apple, Inc. (a)	6,238	3,383,732
Dell, Inc. (a)	9,387	162,395
EMC Corp. (a)	13,900	384,891
Hewlett-Packard Co.	4,330	109,592
NCR Corp. (a)	3,612	78,453
NetApp, Inc. (a)	3,900	167,700
Western Digital Corp. (a)	3,393	133,175
		4,419,938
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.6%
Avnet, Inc. (a)	1,807	$ 64,582
AVX Corp.	1,097	14,524
Corning, Inc.	11,230	146,439
Jabil Circuit, Inc.	3,400	87,822
		313,367
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	1,420	51,120
Alibaba.com Ltd.	13,500	23,010
Baidu.com, Inc. sponsored ADR (a)	2,000	273,400
Google, Inc. Class A (a)	2,474	1,529,551
LinkedIn Corp. (a)	1,639	142,380
MercadoLibre, Inc.	297	28,901
VeriSign, Inc.	4,200	155,190
Yandex NV	2,469	52,590
YouKu.com, Inc. ADR (a)	1,326	33,336
		2,289,478
IT Services - 5.6%
Cognizant Technology Solutions Corp. Class A (a)	11,030	782,579
Fiserv, Inc. (a)	1,678	111,251
Gartner, Inc. Class A (a)	1,098	44,205
IBM Corp.	1,361	267,750
MasterCard, Inc. Class A	1,705	716,100
Teradata Corp. (a)	800	53,240
The Western Union Co.	5,916	103,353
VeriFone Systems, Inc. (a)	3,037	145,442
Visa, Inc. Class A	7,480	870,448
		3,094,368
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	5,270	202,632
Analog Devices, Inc.	1,380	54,110
ARM Holdings PLC sponsored ADR	3,638	98,881
Broadcom Corp. Class A	8,130	302,030
First Solar, Inc. (a)	486	15,698
KLA-Tencor Corp.	2,445	118,338
Lam Research Corp. (a)	3,105	129,479
Microchip Technology, Inc.	6,590	237,701
NVIDIA Corp. (a)	589	8,923
		1,167,792
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 7.5%
Adobe Systems, Inc. (a)	5,850	$ 192,407
BMC Software, Inc. (a)	5,060	189,446
Citrix Systems, Inc. (a)	2,034	152,021
FactSet Research Systems, Inc.	439	38,369
Intuit, Inc.	11,411	660,012
Microsoft Corp.	14,361	455,818
Nexon Co. Ltd.	1,200	17,344
Oracle Corp.	37,889	1,109,011
Red Hat, Inc. (a)	782	38,678
Rovi Corp. (a)	6,280	222,814
salesforce.com, Inc. (a)	2,346	335,853
Solera Holdings, Inc.	1,156	55,488
Symantec Corp. (a)	7,013	125,112
Synopsys, Inc. (a)	6,262	190,803
TIBCO Software, Inc. (a)	4,214	122,080
VMware, Inc. Class A (a)	1,490	147,346
Zynga, Inc.	4,959	65,310
		4,117,912
TOTAL INFORMATION TECHNOLOGY		17,160,581
MATERIALS - 4.9%
Chemicals - 3.8%
Ashland, Inc.	5,677	360,830
E.I. du Pont de Nemours & Co.	2,252	114,514
Ecolab, Inc.	3,100	186,000
Intrepid Potash, Inc. (a)	1,331	33,661
Monsanto Co.	10,812	836,633
PPG Industries, Inc.	1,190	108,588
Praxair, Inc.	3,690	402,210
Rockwood Holdings, Inc. (a)	878	46,754
		2,089,190
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	379	32,545
Metals & Mining - 0.8%
Cliffs Natural Resources, Inc.	1,700	107,916
Freeport-McMoRan Copper & Gold, Inc.	6,986	297,324
Lynas Corp. Ltd. (a)	9,924	12,983
Molycorp, Inc. (a)	1,111	27,442
		445,665
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
Domtar Corp.	1,378	$ 132,109
TOTAL MATERIALS		2,699,509
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (depositary receipt)	244	27,342
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP	1,611	47,863
TOTAL COMMON STOCKS (Cost $46,482,662)		51,401,703
Equity Funds - 0.4%

Large Growth Funds - 0.4%
iShares Russell 1000 Growth Index ETF (Cost $198,290)	3,448	221,258
Money Market Funds - 6.1%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $3,388,230)	3,388,230	3,388,230
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $50,069,182)		55,011,191
NET OTHER ASSETS (LIABILITIES) - 0.4%		232,334
NET ASSETS - 100%		$ 55,243,525
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
39 CME E-mini S&P 500 Index Contracts	March 2012	$ 2,660,580	$ 212,522

The face value of futures purchased as a percentage of net assets is 4.8%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $50,094,441. Net unrealized appreciation aggregated $4,916,750, of which $5,358,776 related to appreciated investment securities and $442,026 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Short Duration Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 29, 2012

1.934462.100

ASD-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.1%
Johnson Controls, Inc. 0.9406% 2/4/14 (d)	$ 2,000,000	$ 2,004,738
Automobiles - 0.6%
Daimler Finance North America LLC:
1.1838% 3/28/14 (c)(d)	4,000,000	3,948,556
1.7418% 9/13/13 (c)(d)	2,000,000	1,998,426
Volkswagen International Finance NV 1.191% 4/1/14 (c)(d)	2,825,000	2,796,487
		8,743,469
Media - 0.1%
Time Warner Cable, Inc. 5.4% 7/2/12	2,000,000	2,030,630
TOTAL CONSUMER DISCRETIONARY		12,778,837
CONSUMER STAPLES - 0.7%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
1.1066% 1/27/14 (d)	4,000,000	4,019,940
2.5% 3/26/13	2,000,000	2,041,286
		6,061,226
Food Products - 0.3%
Kraft Foods, Inc. 1.4565% 7/10/13 (d)	5,150,000	5,176,280
TOTAL CONSUMER STAPLES		11,237,506
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Total Capital Canada Ltd. 0.947% 1/17/14 (d)	2,000,000	2,012,454
FINANCIALS - 11.1%
Capital Markets - 1.7%
BlackRock, Inc. 0.7916% 5/24/13 (d)	1,000,000	1,003,387
Goldman Sachs Group, Inc. 1.527% 2/7/14 (d)	3,000,000	2,929,659
HSBC Bank PLC 1.367% 1/17/14 (c)(d)	3,500,000	3,491,352
JPMorgan Chase & Co. 1.3611% 1/24/14 (d)	8,000,000	8,033,536
State Street Corp. 0.8839% 3/7/14 (d)	4,535,000	4,538,560
The Bank of New York Mellon Corp. 0.8231% 7/28/14 (d)	4,260,000	4,260,537
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
1.5531% 1/28/14 (d)	$ 3,025,000	$ 2,986,468
2.25% 8/12/13	810,000	812,493
		28,055,992
Commercial Banks - 5.0%
American Express Centurion Bank 0.4035% 6/12/12 (d)	1,122,000	1,121,879
ANZ Banking Group Ltd. 1.3215% 1/10/14 (c)(d)	2,000,000	1,991,246
Bank of Montreal 2.125% 6/28/13	2,000,000	2,040,618
Bank of Nova Scotia 2.25% 1/22/13	6,193,000	6,292,912
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.1516% 2/24/14 (c)(d)	1,800,000	1,803,859
2.6% 1/22/13 (c)	3,000,000	3,039,705
Barclays Bank PLC:
1.6165% 1/13/14 (d)	2,000,000	1,979,276
2.5% 1/23/13	3,218,000	3,245,739
Commonwealth Bank of Australia:
1.227% 8/7/13 (c)(d)	2,000,000	2,000,146
1.2892% 3/17/14 (c)(d)	2,506,000	2,484,999
5% 11/6/12 (c)	1,000,000	1,028,105
Credit Suisse New York Branch 1.527% 1/14/14 (d)	5,455,000	5,408,180
Fifth Third Bank 0.6051% 5/17/13 (d)	350,000	346,350
ING Bank NV 1.5963% 3/15/13 (c)(d)	3,000,000	2,989,491
National Australia Bank Ltd.:
1.3005% 4/11/14 (c)(d)	3,000,000	2,980,221
5.35% 6/12/13 (c)	483,000	505,340
Nordea Bank AB 2.5% 11/13/12 (c)	4,000,000	4,030,652
Rabobank Nederland NV 2.65% 8/17/12 (c)	4,000,000	4,034,868
Royal Bank of Canada 0.867% 4/17/14 (d)	6,000,000	6,015,744
Sumitomo Mitsui Banking Corp. 1.5112% 7/22/14 (c)(d)	4,000,000	4,025,964
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	4,000,000	4,044,296
The Toronto Dominion Bank 0.9969% 11/1/13 (d)	3,000,000	3,022,992
Union Bank NA 1.4783% 6/6/14 (d)	700,000	690,771
Wachovia Bank NA 0.9171% 11/3/14 (d)	2,000,000	1,931,904
Wells Fargo & Co. 4.375% 1/31/13	8,000,000	8,280,296
Westpac Banking Corp.:
1.3093% 3/31/14 (c)(d)	1,400,000	1,378,572
2.25% 11/19/12	4,000,000	4,050,000
		80,764,125
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 1.7%
American Express Credit Corp. 5.875% 5/2/13	$ 3,169,000	$ 3,342,601
Capital One Financial Corp. 1.717% 7/15/14 (d)	4,000,000	3,973,960
Caterpillar Financial Services Corp. 0.87% 2/9/15 (d)	5,000,000	5,020,560
General Electric Capital Corp.:
1.4325% 1/7/14 (d)	6,000,000	6,012,939
3.5% 8/13/12	3,000,000	3,041,340
HSBC Finance Corp. 0.8963% 9/14/12 (d)	3,426,000	3,414,564
Toyota Motor Credit Corp. 0.9521% 1/17/14 (d)	2,000,000	2,005,738
		26,811,702
Diversified Financial Services - 2.0%
Bank of America Corp. 4.9% 5/1/13	4,000,000	4,110,352
BB&T Corp. 1.2531% 4/28/14 (d)	2,000,000	2,009,986
BP Capital Markets PLC:
0.9783% 6/6/13 (d)	3,000,000	3,009,351
1.14% 3/11/14 (d)	4,000,000	4,020,660
1.1533% 12/6/13 (d)	763,000	766,648
Citigroup, Inc.:
2.51% 8/13/13 (d)	5,000,000	5,000,455
5.5% 4/11/13	4,000,000	4,150,100
Deutsche Bank AG London Branch 2.375% 1/11/13	3,965,000	3,996,676
MassMutual Global Funding II 1.0738% 9/27/13 (c)(d)	360,000	359,890
MetLife Institutional Funding II 1.481% 4/4/14 (c)(d)	4,000,000	3,998,476
		31,422,594
Insurance - 0.6%
Berkshire Hathaway Finance Corp. 0.9115% 1/10/14 (d)	2,000,000	2,002,734
Prudential Financial, Inc. 2.75% 1/14/13	8,000,000	8,127,504
		10,130,238
Real Estate Management & Development - 0.1%
ERP Operating LP 5.2% 4/1/13	1,000,000	1,033,211
TOTAL FINANCIALS		178,217,862
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Sanofi SA 0.8838% 3/28/14 (d)	$ 3,620,000	$ 3,636,641
Teva Pharmaceutical Finance Co. BV 1.4233% 11/8/13 (d)	350,000	353,581
		3,990,222
INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
0.7716% 5/24/13 (d)	400,000	398,838
1.25% 9/13/13	460,000	461,656
		860,494
Office Electronics - 0.2%
Xerox Corp.:
1.3176% 5/16/14 (d)	2,000,000	1,971,616
5.5% 5/15/12	2,043,000	2,060,893
		4,032,509
TOTAL INFORMATION TECHNOLOGY		4,893,003
MATERIALS - 0.5%
Chemicals - 0.0%
Dow Chemical Co. 4.85% 8/15/12	410,000	417,255
Metals & Mining - 0.5%
BHP Billiton Financial (USA) Ltd. 0.7616% 2/18/14 (d)	7,000,000	6,996,129
TOTAL MATERIALS		7,413,384
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T Broadband Corp. 8.375% 3/15/13	2,000,000	2,156,362
British Telecommunications PLC 5.15% 1/15/13	4,443,000	4,612,425
Verizon Communications, Inc. 1.1838% 3/28/14 (d)	5,000,000	5,041,405
		11,810,192
UTILITIES - 0.7%
Independent Power Producers & Energy Traders - 0.1%
PSEG Power LLC 2.5% 4/15/13	2,000,000	2,037,504
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 0.6%
Dominion Resources, Inc. 5% 3/15/13	$ 4,250,000	$ 4,435,245
Sempra Energy 1.3063% 3/15/14 (d)	4,180,000	4,174,637
		8,609,882
TOTAL UTILITIES		10,647,386
TOTAL NONCONVERTIBLE BONDS (Cost $242,258,387)		243,000,846
U.S. Government Agency Obligations - 10.1%

Fannie Mae:
1.75% 2/22/13 (f)	66,724,000	67,686,227
4.75% 2/21/13	32,276,000	33,679,748
Federal Home Loan Bank 0.875% 8/22/12	60,000,000	60,210,780
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $161,675,035)		161,576,755
Asset-Backed Securities - 3.4%

Ally Auto Receivables Trust Series 2009-A Class A4, 3% 10/15/15 (c)	3,000,000	3,054,821
Ally Master Owner Trust Series 2012-1 Class A1, 0.7% 2/15/17 (d)	2,000,000	2,000,000
AmeriCredit Automobile Receivables Trust Series 2012-1 Class A2, 0.91% 10/8/15	5,000,000	5,003,300
BMW Vehicle Lease Trust Series 2011-1 Class A3, 1.06% 2/20/14	540,000	542,217
Capital One Multi-Asset Execution Trust Series 2007-A8 Class A8, 0.8462% 10/15/15 (d)	5,000,000	5,011,024
Chase Issuance Trust Series 2005-A11 Class A, 0.3185% 12/15/14 (d)	5,000,000	5,002,250
Ford Credit Auto Owner Trust Series 2009-D Class A4, 2.98% 8/15/14	680,000	694,169
Ford Credit Automobile Lease Trust Series 2012-A Class A2, 0.63% 4/15/14	8,000,000	7,999,200
Ford Credit Automobile Owner Trust Series 2012-A Class A2, 0.62% 9/15/14	590,000	590,369
Ford Credit Floorplan Master Owner Trust Series 2012-1 Class A, 0.857% 1/15/16 (d)	7,000,000	7,015,820
Asset-Backed Securities - continued
	Principal Amount	Value
Honda Automobile Receivables Owner Trust:
Series 2009-3 Class A4, 3.3% 9/15/15	$ 90,000	$ 91,482
Series 2012-1 Class A2, 0.57% 8/15/14	1,000,000	999,900
Hyundai Auto Receivables Trust Series 2011-A Class A3, 1.16% 4/15/15	4,000,000	4,027,460
John Deere Owner Trust 2012 Series 2012-A Class A2, 0.82% 6/16/14	7,000,000	6,999,843
Nissan Auto Lease Trust Series 2010-B Class A3, 1.12% 12/15/13	540,000	541,818
Nissan Automobile Receivables Trust Series 2012-A Class A2, 0.54% 10/15/14	2,000,000	1,999,826
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	780,000	781,710
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	1,030,000	1,038,262
Volkswagen Automobile Loan Enhanced Trust Series 2012-1 Series A2, 0.61% 10/20/14	2,000,000	2,001,833
TOTAL ASSET-BACKED SECURITIES (Cost $55,378,482)		55,395,304
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 0.8%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6451% 5/17/60 (c)(d)	2,440,000	2,440,465
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class A6, 0.5931% 11/20/56 (c)(d)	1,616,864	1,608,888
Series 2007-1A Class 3A1, 0.5731% 11/20/56 (c)(d)	1,031,091	1,029,416
Granite Mortgages Series 2003-2 Class 1A3, 1.0612% 7/20/43 (d)	345,759	334,902
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.9612% 1/20/44 (d)	115,141	111,456
Series 2004-1 Class 2A1, 0.8832% 3/20/44 (d)	45,304	43,559
Series 2004-3 Class 2A1, 0.8432% 9/20/44 (d)	1,167,784	1,121,073
Holmes Master Issuer PLC floater:
Series 2007-2A Class 4A, 0.667% 7/15/20 (d)	1,500,000	1,495,666
Series 2012-1A Class A1, 0.4485% 1/15/13 (c)(d)	2,000,000	2,001,577
Permanent Master Issuer PLC floater Series 2010-1A Class 1A, 1.717% 7/15/42 (c)(d)	2,100,000	2,097,994
TOTAL PRIVATE SPONSOR		12,284,996
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.4%
Fannie Mae subordinate REMIC pass-thru certificates:
floater planned amortization Series 2005-90 Class FC, 0.494% 10/25/35 (d)	$ 403,948	$ 403,409
planned amortization Series 2003-92 Class PD, 4.5% 3/25/17	1,363,673	1,378,393
Series 2011-23 Class AB, 2.75% 6/25/20	329,225	340,995
Freddie Mac Multi-Class pass-thru certificates:
floater planned amortization Series 3117 Class JF, 0.5485% 2/15/36 (d)	455,457	455,870
floater sequential payer:
Series 2587 Class XF, 0.5985% 9/15/17 (d)	939,420	940,151
Series 2601 Class GF, 0.5985% 11/15/17 (d)	1,438,554	1,440,540
Series 2777 Class FJ, 0.4985% 11/15/17 (d)	1,396,480	1,396,684
Series 3451 Class FD, 0.3985% 7/15/17 (d)	7,676	7,676
sequential payer Series 2582 Class CG, 4% 11/15/17	612,170	626,477
TOTAL U.S. GOVERNMENT AGENCY		6,990,195
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,290,246)		19,275,191
Commercial Mortgage Securities - 0.3%

GS Mortgage Securities Corp. II floater Series 2007-EOP Class A1, 1.1031% 3/6/20 (c)(d)	980,582	973,228
GS Mortgage Securities Trust Series 2012-GC6 Class A1, 1.282% 1/10/45	90,000	90,196
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	3,000,000	2,999,733
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,061,996)		4,063,157
Municipal Securities - 0.3%
	Principal Amount	Value
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.7%, tender 5/1/12 (d)(e)	$ 3,500,000	$ 3,499,825
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.85%, tender 6/1/12 (d)(e)	200,000	200,000
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.7%, tender 6/1/12 (d)	400,000	400,000
TOTAL MUNICIPAL SECURITIES (Cost $4,100,000)		4,099,825
Foreign Government and Government Agency Obligations - 0.1%

Ontario Province 0.9431% 5/22/12 (d) (Cost $2,002,544)	2,000,000	2,001,520
Certificates of Deposit - 0.2%

Bank of Nova Scotia yankee 1.0133% 2/10/14 (d)	2,000,000	2,000,118
Westpac Banking Corp. yankee 1.3315% 7/10/13 (d)	2,000,000	2,000,140
TOTAL CERTIFICATES OF DEPOSIT (Cost $4,001,356)		4,000,258
Commercial Paper - 0.3%

Vodafone Group PLC yankee 1% 7/9/12	3,000,000	2,992,151
Weatherford International Ltd. yankee 0.82% 5/14/12	2,000,000	1,997,792
TOTAL COMMERCIAL PAPER (Cost $4,985,666)		4,989,943
Short-Term Funds - 54.3%
	Shares
Short-Term Funds - 54.3%
Delaware Limited-Term Diversified Income Fund - Class A	4,702,878	41,949,671
Fidelity Conservative Income Bond Fund Institutional Class (b)	9,630,339	96,303,393
Fidelity Short-Term Bond Fund (b)	30,731,742	262,141,755
Janus Short-Term Bond Fund - Class T	2,088,598	6,453,767
JPMorgan Short Duration Bond Fund - Select Class Shares	4,203,351	46,194,831
Metropolitan West Low Duration Bond Fund	5,751,413	49,174,579
PIMCO Short-Term Fund	28,474,843	278,483,961
Short-Term Funds - continued
	Shares	Value
Short-Term Funds - continued
T.Rowe Price Short-Term Bond Fund Advisor Class	6,952,126	$ 33,648,288
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	11,796,521	56,859,231
TOTAL SHORT-TERM FUNDS (Cost $868,201,942)		871,209,476
Money Market Funds - 15.4%

Fidelity Institutional Money Market Portfolio Institutional Class (b)	229,831,245	229,831,245
SSgA US Treasury Money Market Fund, 0% (a)	17,159,276	17,159,276
TOTAL MONEY MARKET FUNDS (Cost $246,990,521)		246,990,521
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,612,946,175)		1,616,602,796
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(11,162,566)
NET ASSETS - 100%		$ 1,605,440,230
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
30 Eurodollar 90 Day Index Contracts	June 2012	$ 29,966,250	$ 4,363
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,136,773 or 4.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security or portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of securities pledged amounted to $20,288.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$ -	$ 96,144,961	$ -	$ 91,020	$ 96,303,393
Fidelity Institutional Money Market Portfolio Institutional Class	-	229,832,671	1,426	63,023	229,831,245
Fidelity Short-Term Bond Fund	-	261,680,296	-	380,222	262,141,755
Fidelity Ultra-Short Bond Fund	-	250,807	251,115	74	-
Total	$ -	$ 587,908,735	$ 252,541	$ 534,339	$ 588,276,393
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 243,000,846	$ -	$ 243,000,846	$ -
U.S. Government and Government Agency Obligations	161,576,755	-	161,576,755	-
Asset-Backed Securities	55,395,304	-	55,395,304	-
Collateralized Mortgage Obligations	19,275,191	-	19,275,191	-
Commercial Mortgage Securities	4,063,157	-	4,063,157	-
Municipal Securities	4,099,825	-	4,099,825	-
Foreign Government and Government Agency Obligations	2,001,520	-	2,001,520	-
Certificates of Deposit	4,000,258	-	4,000,258	-
Commercial Paper	4,989,943	-	4,989,943	-
Short-Term Funds	871,209,476	871,209,476	-	-
Money Market Funds	246,990,521	246,990,521	-	-
Total Investments in Securities:	$ 1,616,602,796	$ 1,118,199,997	$ 498,402,799	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 4,363	$ 4,363	$ -	$ -
Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $1,612,902,279. Net unrealized appreciation aggregated $3,700,517, of which $3,875,366 related to appreciated investment securities and $174,849 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustee's believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Value Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 29, 2012

1.912902.101

SUF-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.5%
Autoliv, Inc.	160,900	$ 10,715,940
Cooper Tire & Rubber Co.	265,127	4,401,108
Johnson Controls, Inc.	375,900	12,265,617
Lear Corp.	16,000	723,360
TRW Automotive Holdings Corp. (a)	137,500	6,289,250
		34,395,275
Automobiles - 0.2%
Ford Motor Co.	1,308,900	16,204,182
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	24,000	1,023,360
H&R Block, Inc.	83,700	1,364,310
		2,387,670
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. unit	104,013	3,150,554
Darden Restaurants, Inc.	47,700	2,432,223
Hyatt Hotels Corp. Class A (a)	44,200	1,830,322
McDonald's Corp.	333,788	33,138,473
Tim Hortons, Inc.	143,200	7,738,528
Wyndham Worldwide Corp.	82,400	3,624,776
		51,914,876
Household Durables - 0.4%
D.R. Horton, Inc.	90,100	1,292,034
Jarden Corp.	260,700	9,194,889
Lennar Corp. Class A	43,000	1,005,340
Mohawk Industries, Inc. (a)	32,200	2,045,022
Newell Rubbermaid, Inc.	53,500	979,050
Toll Brothers, Inc. (a)	53,700	1,259,802
Whirlpool Corp.	126,600	9,567,162
		25,343,299
Leisure Equipment & Products - 0.1%
Mattel, Inc.	99,300	3,221,292
Media - 2.4%
CBS Corp. Class B	571,300	17,081,870
DIRECTV (a)	136,400	6,318,048
DISH Network Corp. Class A	498,100	14,529,577
Gannett Co., Inc.	469,200	6,962,928
Interpublic Group of Companies, Inc.	85,200	998,544
News Corp. Class A	199,900	3,972,013
Omnicom Group, Inc.	76,300	3,772,272
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Scholastic Corp.	95,400	$ 2,916,378
The Walt Disney Co.	1,082,000	45,433,180
Time Warner Cable, Inc.	432,070	34,280,434
Time Warner, Inc.	505,500	18,809,655
Viacom, Inc. Class B (non-vtg.)	321,000	15,286,020
		170,360,919
Multiline Retail - 1.1%
Big Lots, Inc. (a)	179,800	7,884,230
JCPenney Co., Inc.	48,280	1,911,888
Kohl's Corp.	81,400	4,043,952
Macy's, Inc.	510,100	19,368,497
Nordstrom, Inc.	227,600	12,203,912
Target Corp.	519,000	29,422,110
		74,834,589
Specialty Retail - 0.9%
Best Buy Co., Inc.	292,200	7,217,340
Foot Locker, Inc.	38,000	1,108,460
GameStop Corp. Class A	39,400	897,532
Gap, Inc.	504,100	11,775,776
PetSmart, Inc.	149,900	8,355,426
RadioShack Corp.	168,700	1,196,083
Ross Stores, Inc.	313,600	16,724,288
Signet Jewelers Ltd.	23,700	1,111,530
Staples, Inc.	111,200	1,630,192
The Children's Place Retail Stores, Inc. (a)	84,600	4,293,450
Tiffany & Co., Inc.	114,000	7,411,140
		61,721,217
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	67,700	7,306,184
TOTAL CONSUMER DISCRETIONARY		447,689,503
CONSUMER STAPLES - 5.5%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	57,600	1,664,640
Constellation Brands, Inc. Class A (sub. vtg.) (a)	75,200	1,642,368
Dr Pepper Snapple Group, Inc.	59,500	2,263,975
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	29,400	$ 1,291,836
PepsiCo, Inc.	416,728	26,228,860
		33,091,679
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	209,900	18,063,994
CVS Caremark Corp.	1,672,000	75,407,200
Kroger Co.	593,400	14,116,986
Safeway, Inc.	634,900	13,618,605
Sysco Corp.	159,200	4,683,664
Wal-Mart Stores, Inc.	1,277,400	75,468,792
Walgreen Co.	353,300	11,715,428
		213,074,669
Food Products - 1.0%
Archer Daniels Midland Co.	829,900	25,892,880
Campbell Soup Co.	58,900	1,962,548
ConAgra Foods, Inc.	344,800	9,051,000
Corn Products International, Inc.	188,900	10,833,415
Fresh Del Monte Produce, Inc.	177,200	3,979,912
Smithfield Foods, Inc. (a)	348,000	8,153,640
The J.M. Smucker Co.	39,400	2,967,608
Tyson Foods, Inc. Class A	470,700	8,900,937
		71,741,940
Household Products - 0.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	320,000	3,062,400
Energizer Holdings, Inc. (a)	10,500	802,725
Kimberly-Clark Corp.	62,900	4,584,152
Procter & Gamble Co.	440,500	29,742,560
		38,191,837
Tobacco - 0.4%
Altria Group, Inc.	325,300	9,791,530
Philip Morris International, Inc.	245,156	20,475,429
		30,266,959
TOTAL CONSUMER STAPLES		386,367,084
ENERGY - 9.7%
Energy Equipment & Services - 0.5%
Halliburton Co.	373,200	13,655,388
Helmerich & Payne, Inc.	14,100	864,330
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	55,700	$ 4,596,921
Parker Drilling Co. (a)	355,005	2,247,182
Schlumberger Ltd.	196,500	15,250,365
Tidewater, Inc.	13,000	773,500
		37,387,686
Oil, Gas & Consumable Fuels - 9.2%
Apache Corp.	333,553	36,000,375
Chevron Corp.	1,754,800	191,483,776
ConocoPhillips	1,102,000	84,358,100
CVR Energy, Inc. (a)	284,800	7,749,408
Denbury Resources, Inc. (a)	62,300	1,240,393
Devon Energy Corp.	530,700	38,905,617
Energen Corp.	27,700	1,474,471
Exxon Mobil Corp.	1,708,800	147,811,200
Hess Corp.	120,200	7,803,384
Marathon Oil Corp.	754,200	25,559,838
Marathon Petroleum Corp.	592,300	24,610,065
Murphy Oil Corp.	147,000	9,399,180
Occidental Petroleum Corp.	497,867	51,962,379
Plains Exploration & Production Co. (a)	36,300	1,599,741
Tesoro Corp. (a)	25,700	681,821
Valero Energy Corp.	657,200	16,094,828
		646,734,576
TOTAL ENERGY		684,122,262
FINANCIALS - 15.2%
Capital Markets - 1.7%
Ameriprise Financial, Inc.	334,700	18,662,872
Bank of New York Mellon Corp.	680,600	15,048,066
BlackRock, Inc. Class A	25,700	5,114,300
Franklin Resources, Inc.	199,003	23,460,464
GFI Group, Inc.	216,900	832,896
Goldman Sachs Group, Inc.	229,800	26,459,172
Invesco Ltd.	83,300	2,063,341
Morgan Stanley	385,800	7,152,732
Northern Trust Corp.	38,600	1,714,226
State Street Corp.	452,900	19,125,967
		119,634,036
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 3.8%
BB&T Corp.	202,600	$ 5,926,050
BOK Financial Corp.	19,006	1,020,242
CIT Group, Inc. (a)	58,900	2,397,819
Comerica, Inc.	539,900	16,029,631
Commerce Bancshares, Inc.	26,700	1,030,887
Cullen/Frost Bankers, Inc.	11,300	638,224
Huntington Bancshares, Inc.	1,542,100	9,013,575
International Bancshares Corp.	218,800	4,152,824
KeyCorp	778,500	6,305,850
PNC Financial Services Group, Inc.	614,000	36,545,280
The Toronto-Dominion Bank	99,700	8,143,031
U.S. Bancorp	1,663,000	48,892,200
Wells Fargo & Co.	4,117,666	128,841,769
		268,937,382
Consumer Finance - 1.1%
American Express Co.	768,200	40,630,098
Capital One Financial Corp.	199,400	10,089,640
Discover Financial Services	594,000	17,825,940
Nelnet, Inc. Class A	162,277	4,287,358
SLM Corp.	411,900	6,491,544
		79,324,580
Diversified Financial Services - 3.3%
Bank of America Corp.	3,243,300	25,849,101
Citigroup, Inc.	1,479,000	49,280,280
JPMorgan Chase & Co.	3,908,320	153,362,477
Leucadia National Corp.	72,300	2,059,827
PHH Corp. (a)	132,900	1,810,098
The NASDAQ Stock Market, Inc. (a)	53,700	1,414,458
		233,776,241
Insurance - 4.8%
ACE Ltd.	98,800	7,084,948
AFLAC, Inc.	86,200	4,072,950
Alleghany Corp.	2,500	811,600
Allstate Corp.	370,300	11,638,529
American Financial Group, Inc.	252,400	9,452,380
Arch Capital Group Ltd. (a)	125,700	4,657,185
Assurant, Inc.	321,600	13,658,352
Cincinnati Financial Corp.	29,900	1,051,583
Everest Re Group Ltd.	93,000	8,170,050
Fidelity National Financial, Inc. Class A	40,500	699,030
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Genworth Financial, Inc. Class A (a)	254,600	$ 2,314,314
Hanover Insurance Group, Inc.	130,400	5,322,928
Hartford Financial Services Group, Inc.	347,900	7,205,009
HCC Insurance Holdings, Inc.	472,700	14,436,258
Lincoln National Corp.	613,593	15,241,650
Loews Corp.	313,700	12,278,218
Markel Corp. (a)	5,800	2,366,110
MetLife, Inc.	179,543	6,921,383
Montpelier Re Holdings Ltd.	187,300	3,230,925
PartnerRe Ltd.	12,500	793,000
Principal Financial Group, Inc.	93,700	2,591,742
Progressive Corp.	472,000	10,110,240
Prudential Financial, Inc.	1,050,900	64,273,044
Reinsurance Group of America, Inc.	29,800	1,718,566
RenaissanceRe Holdings Ltd.	40,700	2,928,772
The Chubb Corp.	952,200	64,711,512
The Travelers Companies, Inc.	619,900	35,935,603
Torchmark Corp.	84,100	4,073,804
Tower Group, Inc.	176,400	4,066,020
Unum Group	346,100	7,977,605
Validus Holdings Ltd.	28,600	872,014
W.R. Berkley Corp.	60,800	2,173,600
XL Group PLC Class A	132,400	2,753,920
		335,592,844
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	215,200	3,576,624
Equity Residential (SBI)	242,200	13,778,758
Simon Property Group, Inc.	111,716	15,135,284
		32,490,666
Thrifts & Mortgage Finance - 0.0%
People's United Financial, Inc.	66,600	838,494
TOTAL FINANCIALS		1,070,594,243
HEALTH CARE - 11.3%
Biotechnology - 1.2%
Amgen, Inc.	887,013	60,272,533
Gilead Sciences, Inc. (a)	582,300	26,494,650
		86,767,183
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	334,200	$ 19,427,046
Becton, Dickinson & Co.	64,600	4,923,812
Boston Scientific Corp. (a)	420,100	2,613,022
C. R. Bard, Inc.	11,600	1,085,992
CareFusion Corp. (a)	30,300	782,043
Covidien PLC	653,965	34,169,671
Medtronic, Inc.	462,100	17,615,252
St. Jude Medical, Inc.	88,600	3,731,832
Stryker Corp.	70,700	3,792,348
Zimmer Holdings, Inc.	332,100	20,175,075
		108,316,093
Health Care Providers & Services - 2.9%
Aetna, Inc.	579,100	27,078,716
AmerisourceBergen Corp.	41,400	1,546,290
Community Health Systems, Inc. (a)	334,361	8,439,272
Coventry Health Care, Inc. (a)	51,400	1,680,266
Health Net, Inc. (a)	32,200	1,215,228
Humana, Inc.	161,000	14,023,100
Laboratory Corp. of America Holdings (a)	40,700	3,658,523
LifePoint Hospitals, Inc. (a)	144,200	5,619,474
Lincare Holdings, Inc.	240,900	6,470,574
McKesson Corp.	145,900	12,184,109
Patterson Companies, Inc.	348,500	11,124,120
Quest Diagnostics, Inc.	44,200	2,565,810
UnitedHealth Group, Inc.	1,448,504	80,754,098
Universal Health Services, Inc. Class B	16,500	736,065
WellPoint, Inc.	398,400	26,146,992
		203,242,637
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc.	54,800	2,390,376
Pharmaceuticals - 5.6%
Abbott Laboratories	1,139,700	64,518,417
Bristol-Myers Squibb Co.	269,900	8,682,683
Eli Lilly & Co.	651,300	25,557,012
Endo Pharmaceuticals Holdings, Inc. (a)	171,400	6,353,798
Forest Laboratories, Inc. (a)	159,300	5,180,436
Johnson & Johnson	797,600	51,907,808
Merck & Co., Inc.	2,671,099	101,955,849
Par Pharmaceutical Companies, Inc. (a)	136,400	5,061,804
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	5,492,900	$ 115,900,190
Teva Pharmaceutical Industries Ltd. sponsored ADR	256,300	11,484,803
		396,602,800
TOTAL HEALTH CARE		797,319,089
INDUSTRIALS - 6.8%
Aerospace & Defense - 2.3%
Exelis, Inc.	190,900	2,006,359
General Dynamics Corp.	344,500	25,227,735
Honeywell International, Inc.	123,300	7,344,981
Huntington Ingalls Industries, Inc. (a)	39,434	1,414,880
L-3 Communications Holdings, Inc.	341,300	23,976,325
Lockheed Martin Corp.	325,400	28,768,614
Northrop Grumman Corp.	342,900	20,508,849
Raytheon Co.	356,500	18,010,380
Rockwell Collins, Inc.	27,400	1,624,546
United Technologies Corp.	336,200	28,197,094
		157,079,763
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	204,400	15,716,316
Airlines - 0.0%
SkyWest, Inc.	168,498	1,924,247
Building Products - 0.0%
Owens Corning (a)	34,000	1,076,100
Commercial Services & Supplies - 0.2%
Deluxe Corp.	191,700	4,729,239
R.R. Donnelley & Sons Co.	355,900	4,918,538
Republic Services, Inc.	25,100	748,733
The Brink's Co.	157,000	3,964,250
Unifirst Corp. Massachusetts	15,599	937,188
		15,297,948
Construction & Engineering - 0.3%
KBR, Inc.	220,700	8,015,824
Quanta Services, Inc. (a)	53,700	1,122,330
Tutor Perini Corp. (a)	185,700	2,930,346
URS Corp.	188,000	8,206,200
		20,274,700
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Emerson Electric Co.	386,100	$ 19,424,691
Industrial Conglomerates - 1.8%
3M Co.	193,700	16,968,120
General Electric Co.	5,375,500	102,403,275
Tyco International Ltd.	127,200	6,591,504
		125,962,899
Machinery - 1.2%
AGCO Corp. (a)	212,800	10,986,864
Cummins, Inc.	53,400	6,438,438
Deere & Co.	113,900	9,445,727
Dover Corp.	34,200	2,189,484
Eaton Corp.	199,000	10,385,810
Flowserve Corp.	19,300	2,288,401
Illinois Tool Works, Inc.	89,200	4,967,548
Kennametal, Inc.	20,900	962,863
Nordson Corp.	10,500	577,185
Parker Hannifin Corp.	240,100	21,563,381
Snap-On, Inc.	10,700	654,091
Timken Co.	184,000	9,641,600
		80,101,392
Professional Services - 0.0%
Dun & Bradstreet Corp.	13,200	1,090,980
Road & Rail - 0.3%
CSX Corp.	193,900	4,073,839
Norfolk Southern Corp.	276,800	19,071,520
		23,145,359
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	404,800	5,509,328
Finning International, Inc.	337,540	9,809,175
		15,318,503
TOTAL INDUSTRIALS		476,412,898
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.3%
Arris Group, Inc. (a)	362,000	4,123,180
Cisco Systems, Inc.	2,066,700	41,085,996
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harris Corp.	290,600	$ 12,678,878
QUALCOMM, Inc.	575,600	35,790,808
		93,678,862
Computers & Peripherals - 1.1%
Apple, Inc. (a)	35,600	19,310,864
Dell, Inc. (a)	1,066,200	18,445,260
Hewlett-Packard Co.	553,700	14,014,147
Seagate Technology	574,600	15,088,996
Western Digital Corp. (a)	205,800	8,077,650
		74,936,917
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	58,400	2,344,760
Avnet, Inc. (a)	76,400	2,730,536
Corning, Inc.	1,085,831	14,159,236
Ingram Micro, Inc. Class A (a)	69,400	1,327,622
Jabil Circuit, Inc.	33,800	873,054
Molex, Inc.	43,500	1,178,850
TE Connectivity Ltd.	483,300	17,664,615
Tech Data Corp. (a)	119,000	6,364,120
Vishay Intertechnology, Inc. (a)	255,200	3,128,752
		49,771,545
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	197,200	2,924,476
IT Services - 1.6%
Computer Sciences Corp.	159,700	5,072,072
CSG Systems International, Inc. (a)	185,800	2,974,658
Fidelity National Information Services, Inc.	82,500	2,617,725
IBM Corp.	329,500	64,822,535
The Western Union Co.	170,000	2,969,900
Visa, Inc. Class A	267,300	31,105,701
		109,562,591
Office Electronics - 0.0%
Xerox Corp.	256,200	2,108,526
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	81,700	3,203,457
Applied Materials, Inc.	360,900	4,417,416
Fairchild Semiconductor International, Inc. (a)	571,400	8,336,726
GT Advanced Technologies, Inc. (a)	505,500	4,327,080
Intel Corp.	3,011,200	80,941,056
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp.	219,000	$ 10,599,600
Lam Research Corp. (a)	34,100	1,421,970
Marvell Technology Group Ltd. (a)	107,800	1,617,000
Micron Technology, Inc. (a)	157,100	1,343,205
Texas Instruments, Inc.	318,700	10,628,645
		126,836,155
Software - 2.2%
CA, Inc.	269,400	7,281,882
Microsoft Corp.	2,813,636	89,304,807
Oracle Corp.	1,224,501	35,841,144
Symantec Corp. (a)	1,323,700	23,614,808
		156,042,641
TOTAL INFORMATION TECHNOLOGY		615,861,713
MATERIALS - 2.9%
Chemicals - 1.7%
Albemarle Corp.	22,600	1,503,352
Ashland, Inc.	127,900	8,129,324
Cabot Corp.	210,275	8,518,240
Celanese Corp. Class A	28,800	1,370,016
CF Industries Holdings, Inc.	12,100	2,250,600
Dow Chemical Co.	666,400	22,331,064
E.I. du Pont de Nemours & Co.	216,700	11,019,195
Eastman Chemical Co.	246,500	13,343,045
Huntsman Corp.	513,900	7,019,874
Potash Corp. of Saskatchewan, Inc.	336,800	15,665,037
PPG Industries, Inc.	42,900	3,914,625
Stepan Co.	70,700	6,181,301
Syngenta AG (Switzerland)	47,300	15,438,114
Valspar Corp.	32,200	1,492,470
Westlake Chemical Corp.	8,800	530,024
		118,706,281
Containers & Packaging - 0.1%
Ball Corp.	99,300	3,979,944
Crown Holdings, Inc. (a)	51,400	1,900,258
Rock-Tenn Co. Class A	67,200	4,736,928
Sonoco Products Co.	32,200	1,057,448
		11,674,578
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.7%
BHP Billiton Ltd.	186,200	$ 7,207,808
Cliffs Natural Resources, Inc.	144,200	9,153,816
Freeport-McMoRan Copper & Gold, Inc.	205,700	8,754,592
Newmont Mining Corp.	180,900	10,745,460
Nucor Corp.	41,400	1,802,142
Reliance Steel & Aluminum Co.	24,900	1,337,628
Steel Dynamics, Inc.	558,500	8,271,385
		47,272,831
Paper & Forest Products - 0.4%
Domtar Corp.	13,200	1,265,484
International Paper Co.	681,000	23,937,150
MeadWestvaco Corp.	86,200	2,610,136
		27,812,770
TOTAL MATERIALS		205,466,460
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	3,690,400	112,889,336
Wireless Telecommunication Services - 0.5%
China Mobile Ltd. sponsored ADR	277,800	14,726,178
Vodafone Group PLC	7,339,400	19,770,524
Vodafone Group PLC sponsored ADR	119,256	3,230,645
		37,727,347
TOTAL TELECOMMUNICATION SERVICES		150,616,683
UTILITIES - 3.3%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	646,300	24,307,343
Duke Energy Corp.	412,200	8,623,224
Edison International	150,700	6,309,809
El Paso Electric Co.	10,967	358,950
Entergy Corp.	231,600	15,431,508
Exelon Corp.	81,300	3,176,391
NextEra Energy, Inc.	604,100	35,949,991
NV Energy, Inc.	117,200	1,837,696
Pepco Holdings, Inc.	58,400	1,135,296
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	20,200	$ 950,006
Portland General Electric Co.	221,500	5,457,760
		103,537,974
Gas Utilities - 0.2%
Atmos Energy Corp.	185,600	5,703,488
UGI Corp.	213,500	6,031,375
		11,734,863
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. (a)	211,000	2,861,160
Multi-Utilities - 1.6%
Alliant Energy Corp.	33,400	1,424,176
Ameren Corp.	242,600	7,780,182
CMS Energy Corp.	353,700	7,572,717
Consolidated Edison, Inc.	46,600	2,707,460
DTE Energy Co.	127,000	6,856,730
Integrys Energy Group, Inc.	24,900	1,295,547
MDU Resources Group, Inc.	51,300	1,113,210
NiSource, Inc.	75,500	1,812,000
OGE Energy Corp.	15,600	818,688
PG&E Corp.	364,600	15,196,528
Public Service Enterprise Group, Inc.	406,400	12,508,992
SCANA Corp.	32,200	1,449,000
Sempra Energy	308,931	18,301,072
TECO Energy, Inc.	71,700	1,287,015
Wisconsin Energy Corp.	922,500	31,438,800
		111,562,117
Water Utilities - 0.0%
American Water Works Co., Inc.	47,100	1,614,588
TOTAL UTILITIES		231,310,702
TOTAL COMMON STOCKS (Cost $4,381,040,811)		5,065,760,637
Equity Funds - 24.8%
	Shares	Value
Large Value Funds - 13.0%
American Beacon Large Cap Value Fund Institutional Class	24,132,026	$ 495,671,821
Invesco Diversified Dividend Fund - Class A	28,653,179	362,176,182
John Hancock Classic Value Fund Class I	3,184,273	54,387,382
TOTAL LARGE VALUE FUNDS		912,235,385
Mid-Cap Blend Funds - 4.2%
Fidelity Low Priced Stock Fund (c)	7,476,414	297,785,558
Mid-Cap Value Funds - 7.6%
Aston/River Road Dividend All Capital Value Fund Class N	13,584,577	152,962,340
T. Rowe Price Mid Cap Value Fund	16,356,199	382,898,627
TOTAL MID-CAP VALUE FUNDS		535,860,967
TOTAL EQUITY FUNDS (Cost $1,578,808,748)		1,745,881,910
Money Market Funds - 2.9%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $206,363,794)	206,363,794	206,363,794
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,166,213,353)		7,018,006,341
NET OTHER ASSETS (LIABILITIES) - 0.3%		22,250,570
NET ASSETS - 100%		$ 7,040,256,911
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,882 CME E-mini S&P 500 Index Contracts	March 2012	$ 128,390,040	$ 6,341,301
The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low Priced Stock Fund	$ 237,343,881	$ 95,374,747	$ 25,000,000	$ 2,004,617	$ 297,785,558
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 447,689,503	$ 447,689,503	$ -	$ -
Consumer Staples	386,367,084	386,367,084	-	-
Energy	684,122,262	684,122,262	-	-
Financials	1,070,594,243	1,070,594,243	-	-
Health Care	797,319,089	797,319,089	-	-
Industrials	476,412,898	476,412,898	-	-
Information Technology	615,861,713	615,861,713	-	-
Materials	205,466,460	190,028,346	15,438,114	-
Telecommunication Services	150,616,683	130,846,159	19,770,524	-
Utilities	231,310,702	231,310,702	-	-
Equity Funds	1,745,881,910	1,745,881,910	-	-
Money Market Funds	206,363,794	206,363,794	-	-
Total Investments in Securities:	$ 7,018,006,341	$ 6,982,797,703	$ 35,208,638	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 6,341,301	$ 6,341,301	$ -	$ -
Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $6,177,097,643. Net unrealized appreciation aggregated $840,908,698, of which $965,295,257 related to appreciated investment securities and $124,386,559 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Value
Multi-Manager Fund

February 29, 2012

1.931579.100

MMV-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.6%
Autoliv, Inc.	300	$ 19,980
Johnson Controls, Inc.	860	28,062
Lear Corp.	30	1,356
TRW Automotive Holdings Corp. (a)	400	18,296
		67,694
Automobiles - 0.2%
Ford Motor Co.	1,900	23,522
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	50	2,132
H&R Block, Inc.	1,480	24,124
		26,256
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp. unit	200	6,058
Darden Restaurants, Inc.	100	5,099
Hyatt Hotels Corp. Class A (a)	100	4,141
McDonald's Corp.	700	69,496
Tim Hortons, Inc.	300	16,212
Wyndham Worldwide Corp.	200	8,798
		109,804
Household Durables - 0.5%
D.R. Horton, Inc.	180	2,581
Jarden Corp.	530	18,693
Lennar Corp. Class A	100	2,338
Mohawk Industries, Inc. (a)	60	3,811
Newell Rubbermaid, Inc.	110	2,013
Toll Brothers, Inc. (a)	120	2,815
Whirlpool Corp.	300	22,671
		54,922
Leisure Equipment & Products - 0.1%
Mattel, Inc.	220	7,137
Media - 3.1%
CBS Corp. Class B	1,170	34,983
DIRECTV (a)	270	12,506
DISH Network Corp. Class A	1,140	33,254
Gannett Co., Inc.	1,280	18,995
Interpublic Group of Companies, Inc.	170	1,992
News Corp. Class A	400	7,948
Omnicom Group, Inc.	160	7,910
The Walt Disney Co.	2,310	96,997
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	890	$ 70,613
Time Warner, Inc.	1,040	38,698
Viacom, Inc. Class B (non-vtg.)	660	31,429
		355,325
Multiline Retail - 1.2%
Big Lots, Inc. (a)	40	1,754
Kohl's Corp.	580	28,814
Macy's, Inc.	550	20,884
Nordstrom, Inc.	500	26,810
Target Corp.	950	53,856
		132,118
Specialty Retail - 0.9%
Best Buy Co., Inc.	110	2,717
Foot Locker, Inc.	80	2,334
GameStop Corp. Class A	80	1,822
Gap, Inc.	900	21,024
PetSmart, Inc.	300	16,722
Ross Stores, Inc.	600	31,998
Signet Jewelers Ltd.	40	1,876
Staples, Inc.	240	3,518
Tiffany & Co., Inc.	300	19,503
		101,514
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	200	21,584
TOTAL CONSUMER DISCRETIONARY		899,876
CONSUMER STAPLES - 6.6%
Beverages - 0.6%
Coca-Cola Enterprises, Inc.	120	3,468
Constellation Brands, Inc. Class A (sub. vtg.) (a)	160	3,494
Dr Pepper Snapple Group, Inc.	120	4,566
Molson Coors Brewing Co. Class B	60	2,636
PepsiCo, Inc.	830	52,240
		66,404
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	500	43,030
CVS Caremark Corp.	3,090	139,359
Kroger Co.	1,050	24,980
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc.	1,130	$ 24,239
Sysco Corp.	330	9,709
Wal-Mart Stores, Inc.	2,250	132,930
Walgreen Co.	900	29,844
		404,091
Food Products - 1.2%
Archer Daniels Midland Co.	1,700	53,040
Campbell Soup Co.	120	3,998
ConAgra Foods, Inc.	240	6,300
Corn Products International, Inc.	360	20,646
Smithfield Foods, Inc. (a)	1,000	23,430
The J.M. Smucker Co.	80	6,026
Tyson Foods, Inc. Class A	1,020	19,288
		132,728
Household Products - 0.7%
Energizer Holdings, Inc. (a)	20	1,529
Kimberly-Clark Corp.	130	9,474
Procter & Gamble Co.	1,000	67,520
		78,523
Tobacco - 0.5%
Altria Group, Inc.	690	20,769
Philip Morris International, Inc.	500	41,760
		62,529
TOTAL CONSUMER STAPLES		744,275
ENERGY - 12.1%
Energy Equipment & Services - 0.7%
Halliburton Co.	600	21,954
Helmerich & Payne, Inc.	20	1,226
National Oilwell Varco, Inc.	120	9,904
Parker Drilling Co. (a)	2,100	13,293
Schlumberger Ltd.	400	31,044
Tidewater, Inc.	20	1,190
		78,611
Oil, Gas & Consumable Fuels - 11.4%
Apache Corp.	700	75,551
Chevron Corp.	3,580	390,650
ConocoPhillips	2,090	159,990
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	130	$ 2,588
Devon Energy Corp.	940	68,911
Energen Corp.	60	3,194
Exxon Mobil Corp.	3,490	301,885
Marathon Oil Corp.	1,490	50,496
Marathon Petroleum Corp.	1,400	58,170
Murphy Oil Corp.	300	19,182
Occidental Petroleum Corp.	1,020	106,457
Plains Exploration & Production Co. (a)	80	3,526
Tesoro Corp. (a)	50	1,327
Valero Energy Corp.	1,910	46,776
		1,288,703
TOTAL ENERGY		1,367,314
FINANCIALS - 18.3%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	740	41,262
Bank of New York Mellon Corp.	1,600	35,376
BlackRock, Inc. Class A	50	9,950
Franklin Resources, Inc.	440	51,872
Goldman Sachs Group, Inc.	450	51,813
Invesco Ltd.	170	4,211
Morgan Stanley	900	16,686
Northern Trust Corp.	80	3,553
State Street Corp.	990	41,808
		256,531
Commercial Banks - 4.5%
BB&T Corp.	410	11,993
CIT Group, Inc. (a)	120	4,885
Comerica, Inc.	1,100	32,659
Commerce Bancshares, Inc.	63	2,432
Cullen/Frost Bankers, Inc.	20	1,130
Huntington Bancshares, Inc.	2,990	17,477
KeyCorp	1,900	15,390
PNC Financial Services Group, Inc.	1,110	66,067
The Toronto-Dominion Bank	200	16,335
U.S. Bancorp	3,460	101,724
Wells Fargo & Co.	7,510	234,988
		505,080
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.3%
American Express Co.	1,610	$ 85,153
Capital One Financial Corp.	400	20,240
Discover Financial Services	1,290	38,713
SLM Corp.	170	2,679
		146,785
Diversified Financial Services - 4.2%
Bank of America Corp.	6,100	48,617
Citigroup, Inc.	3,000	99,960
JPMorgan Chase & Co.	7,980	313,135
Leucadia National Corp.	140	3,989
The NASDAQ Stock Market, Inc. (a)	120	3,161
		468,862
Insurance - 5.4%
ACE Ltd.	200	14,342
AFLAC, Inc.	170	8,033
Allstate Corp.	1,190	37,402
American Financial Group, Inc.	160	5,992
Arch Capital Group Ltd. (a)	260	9,633
Assurant, Inc.	30	1,274
Cincinnati Financial Corp.	60	2,110
Everest Re Group Ltd.	240	21,084
Fidelity National Financial, Inc. Class A	80	1,381
HCC Insurance Holdings, Inc.	1,000	30,540
Lincoln National Corp.	1,100	27,324
Loews Corp.	640	25,050
Markel Corp. (a)	20	8,159
PartnerRe Ltd.	30	1,903
Platinum Underwriters Holdings Ltd.	400	14,224
Principal Financial Group, Inc.	200	5,532
Progressive Corp.	970	20,777
Prudential Financial, Inc.	2,160	132,106
Reinsurance Group of America, Inc.	60	3,460
RenaissanceRe Holdings Ltd.	80	5,757
The Chubb Corp.	1,750	118,930
The Travelers Companies, Inc.	1,050	60,869
Torchmark Corp.	180	8,719
Unum Group	1,690	38,955
Validus Holdings Ltd.	60	1,829
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	120	$ 4,290
XL Group PLC Class A	260	5,408
		615,083
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	500	8,310
Equity Residential (SBI)	500	28,445
Simon Property Group, Inc.	250	33,870
		70,625
Thrifts & Mortgage Finance - 0.0%
People's United Financial, Inc.	130	1,637
TOTAL FINANCIALS		2,064,603
HEALTH CARE - 14.1%
Biotechnology - 1.5%
Amgen, Inc.	1,730	117,554
Gilead Sciences, Inc. (a)	1,130	51,415
		168,969
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	610	35,459
Becton, Dickinson & Co.	140	10,671
Boston Scientific Corp. (a)	870	5,411
C.R. Bard, Inc.	20	1,872
CareFusion Corp. (a)	60	1,549
Covidien PLC	1,380	72,105
Medtronic, Inc.	950	36,214
St. Jude Medical, Inc.	180	7,582
Stryker Corp.	140	7,510
Zimmer Holdings, Inc.	620	37,665
		216,038
Health Care Providers & Services - 3.7%
Aetna, Inc.	1,010	47,228
AmerisourceBergen Corp.	90	3,362
CIGNA Corp.	500	22,055
Coventry Health Care, Inc. (a)	100	3,269
Health Net, Inc. (a)	60	2,264
Humana, Inc.	320	27,872
Laboratory Corp. of America Holdings (a)	80	7,191
LifePoint Hospitals, Inc. (a)	400	15,588
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Lincare Holdings, Inc.	700	$ 18,802
McKesson Corp.	300	25,053
Patterson Companies, Inc.	800	25,536
Quest Diagnostics, Inc.	100	5,805
UnitedHealth Group, Inc.	2,940	163,905
Universal Health Services, Inc. Class B	30	1,338
WellPoint, Inc.	730	47,910
		417,178
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc.	110	4,798
Pharmaceuticals - 7.0%
Abbott Laboratories	2,230	126,240
Bristol-Myers Squibb Co.	570	18,337
Eli Lilly & Co.	1,170	45,911
Endo Pharmaceuticals Holdings, Inc. (a)	80	2,966
Forest Laboratories, Inc. (a)	310	10,081
Johnson & Johnson	1,650	107,382
Merck & Co., Inc.	5,240	200,011
Pfizer, Inc.	11,870	250,457
Teva Pharmaceutical Industries Ltd. sponsored ADR	600	26,886
		788,271
TOTAL HEALTH CARE		1,595,254
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.7%
General Dynamics Corp.	780	57,119
Honeywell International, Inc.	260	15,488
L-3 Communications Holdings, Inc.	660	46,365
Lockheed Martin Corp.	700	61,887
Northrop Grumman Corp.	620	37,082
Raytheon Co.	600	30,312
Rockwell Collins, Inc.	60	3,557
United Technologies Corp.	690	57,870
		309,680
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	400	30,756
Building Products - 0.0%
Owens Corning (a)	80	2,532
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Deluxe Corp.	700	$ 17,269
R.R. Donnelley & Sons Co.	1,100	15,202
Republic Services, Inc.	120	3,580
		36,051
Construction & Engineering - 0.1%
KBR, Inc.	80	2,906
Quanta Services, Inc. (a)	120	2,508
URS Corp.	40	1,746
		7,160
Electrical Equipment - 0.4%
Emerson Electric Co.	900	45,279
Industrial Conglomerates - 2.4%
3M Co.	390	34,164
General Electric Co.	11,470	218,504
Tyco International Ltd.	260	13,473
		266,141
Machinery - 1.4%
AGCO Corp. (a)	400	20,652
Cummins, Inc.	120	14,468
Deere & Co.	240	19,903
Dover Corp.	70	4,481
Eaton Corp.	420	21,920
Flowserve Corp.	40	4,743
Illinois Tool Works, Inc.	180	10,024
Kennametal, Inc.	40	1,843
Nordson Corp.	20	1,099
Parker Hannifin Corp.	440	39,516
Snap-On, Inc.	20	1,223
Timken Co.	360	18,864
		158,736
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	1,653
Road & Rail - 0.4%
CSX Corp.	390	8,194
Norfolk Southern Corp.	580	39,962
		48,156
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Aircastle Ltd.	1,400	$ 19,054
Finning International, Inc.	700	20,343
		39,397
TOTAL INDUSTRIALS		945,541
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 1.8%
Cisco Systems, Inc.	4,900	97,412
Harris Corp.	540	23,560
QUALCOMM, Inc.	1,300	80,834
		201,806
Computers & Peripherals - 1.5%
Apple, Inc. (a)	80	43,395
Dell, Inc. (a)	2,420	41,866
Hewlett-Packard Co.	1,300	32,903
Seagate Technology	1,040	27,310
Western Digital Corp. (a)	600	23,550
		169,024
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	120	4,818
Avnet, Inc. (a)	160	5,718
Corning, Inc.	1,900	24,776
Ingram Micro, Inc. Class A (a)	140	2,678
Jabil Circuit, Inc.	70	1,808
Molex, Inc.	100	2,710
TE Connectivity Ltd.	800	29,240
Tech Data Corp. (a)	300	16,044
Vishay Intertechnology, Inc. (a)	1,300	15,938
		103,730
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	420	6,229
IT Services - 1.9%
Fidelity National Information Services, Inc.	180	5,711
IBM Corp.	670	131,809
The Western Union Co.	350	6,115
Visa, Inc. Class A	600	69,822
		213,457
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp.	520	$ 4,280
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	160	6,274
Applied Materials, Inc.	730	8,935
Intel Corp.	6,270	168,538
KLA-Tencor Corp.	100	4,840
Lam Research Corp. (a)	80	3,336
Marvell Technology Group Ltd. (a)	220	3,300
Micron Technology, Inc. (a)	330	2,822
Texas Instruments, Inc.	670	22,345
		220,390
Software - 2.7%
CA, Inc.	530	14,326
Microsoft Corp.	5,130	162,826
Oracle Corp.	2,700	79,029
Symantec Corp. (a)	2,900	51,736
		307,917
TOTAL INFORMATION TECHNOLOGY		1,226,833
MATERIALS - 3.5%
Chemicals - 2.3%
Albemarle Corp.	40	2,661
Ashland, Inc.	40	2,542
Celanese Corp. Class A	60	2,854
CF Industries Holdings, Inc.	160	29,760
Dow Chemical Co.	1,300	43,563
E.I. du Pont de Nemours & Co.	430	21,866
Eastman Chemical Co.	480	25,982
Huntsman Corp.	1,500	20,490
Kronos Worldwide, Inc.	1,300	30,381
Potash Corp. of Saskatchewan, Inc.	700	32,558
PPG Industries, Inc.	90	8,213
Syngenta AG (Switzerland)	100	32,639
Valspar Corp.	60	2,781
Westlake Chemical Corp.	20	1,205
		257,495
Containers & Packaging - 0.1%
Ball Corp.	200	8,016
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Crown Holdings, Inc. (a)	100	$ 3,697
Sonoco Products Co.	60	1,970
		13,683
Metals & Mining - 0.7%
BHP Billiton Ltd.	400	15,484
Cliffs Natural Resources, Inc.	250	15,870
Freeport-McMoRan Copper & Gold, Inc.	500	21,280
Newmont Mining Corp.	360	21,384
Nucor Corp.	80	3,482
Reliance Steel & Aluminum Co.	60	3,223
		80,723
Paper & Forest Products - 0.4%
Domtar Corp.	270	25,885
International Paper Co.	240	8,436
MeadWestvaco Corp.	180	5,450
		39,771
TOTAL MATERIALS		391,672
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	8,530	260,933
Wireless Telecommunication Services - 0.8%
China Mobile Ltd. sponsored ADR	600	31,806
Vodafone Group PLC	19,200	51,720
		83,526
TOTAL TELECOMMUNICATION SERVICES		344,459
UTILITIES - 4.0%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	1,240	46,636
Duke Energy Corp.	830	17,364
Edison International	310	12,980
Entergy Corp.	670	44,642
Exelon Corp.	180	7,033
NextEra Energy, Inc.	1,300	77,363
NV Energy, Inc.	240	3,763
Pepco Holdings, Inc.	120	2,333
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	40	$ 1,881
Portland General Electric Co.	900	22,176
		236,171
Gas Utilities - 0.2%
Atmos Energy Corp.	60	1,844
UGI Corp.	800	22,600
		24,444
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	430	5,831
Multi-Utilities - 1.6%
Alliant Energy Corp.	80	3,411
Ameren Corp.	120	3,848
Consolidated Edison, Inc.	100	5,810
DTE Energy Co.	140	7,559
Integrys Energy Group, Inc.	60	3,122
MDU Resources Group, Inc.	100	2,170
NiSource, Inc.	160	3,840
OGE Energy Corp.	30	1,574
PG&E Corp.	800	33,344
Public Service Enterprise Group, Inc.	190	5,848
SCANA Corp.	60	2,700
Sempra Energy	720	42,653
TECO Energy, Inc.	140	2,513
Wisconsin Energy Corp.	1,940	66,115
		184,507
Water Utilities - 0.0%
American Water Works Co., Inc.	100	3,428
TOTAL UTILITIES		454,381
TOTAL COMMON STOCKS (Cost $9,043,911)		10,034,208
Equity Funds - 3.9%

Mid-Cap Value Funds - 3.9%
iShares Russell Midcap Value Index ETF (Cost $396,718)	9,270	438,193
Money Market Funds - 6.9%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $775,614)	775,614	$ 775,614
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $10,216,243)		11,248,015
NET OTHER ASSETS (LIABILITIES) - 0.2%		26,725
NET ASSETS - 100%		$ 11,274,740
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 CME E-mini S&P 500 Index Contracts	March 2012	$ 613,980	$ 42,272

The face value of futures purchased as a percentage of net assets is 5.4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 899,876	$ 899,876	$ -	$ -
Consumer Staples	744,275	744,275	-	-
Energy	1,367,314	1,367,314	-	-
Financials	2,064,603	2,064,603	-	-
Health Care	1,595,254	1,595,254	-	-
Industrials	945,541	945,541	-	-
Information Technology	1,226,833	1,226,833	-	-
Materials	391,672	359,033	32,639	-
Telecommunication Services	344,459	292,739	51,720	-
Utilities	454,381	454,381	-	-
Equity Funds	438,193	438,193	-	-
Money Market Funds	775,614	775,614	-	-
Total Investments in Securities:	$ 11,248,015	$ 11,163,656	$ 84,359	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 42,272	$ 42,272	$ -	$ -
Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $10,216,379. Net unrealized appreciation aggregated $1,031,636, of which $1,074,046 related to appreciated investment securities and $42,410 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2012
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	April 30, 2012